[COVER PAGE]

June 30, 1997

                                    PHOENIX
                                     FUNDS



                               SEMIANNUAL REPORT



                                                        Phoenix Duff &
                                                        Phelps Institutional
                                                        Mutual Funds


                                                        o BALANCED PORTFOLIO
                                                        o MANAGED BOND PORTFOLIO
                                                        o GROWTH STOCK PORTFOLIO
                                                        o MONEY MARKET PORTFOLIO
                                                        o U.S. GOVERNMENT
                                                          SECURITIES PORTFOLIO
                                                        o ENHANCED RESERVES
                                                          PORTFOLIO


[LOGO] Phoenix
       Duff & Phelps

                 Table of Contents

                                              Page
Balanced Portfolio   ........................   1
Managed Bond Portfolio  .....................   9
Growth Stock Portfolio  .....................  16
Money Market Portfolio  .....................  22
U.S. Government Securities Portfolio   ......  27
Enhanced Reserves Portfolio   ...............  32
Notes to Financial Statements    ............  37

INSTITUTIONAL BALANCED PORTFOLIO

INVESTMENT ADVISER'S REPORT

     For the six months ended June 30, 1997, Institutional Balanced Portfolio posted double-digit gains. Class X shares provided a total return of 10.49% and Class Y shares returned 10.36% compared with an average return of 10.21% for a peer universe of 340 balanced funds, according to Lipper Analytical Services, Inc. The Portfolio's benchmark posted a return of 12.43%.* All of these figures assume reinvestment of dividends and are net of fees.

     Despite a sharp sell-off from mid-March through mid-April, the market continued to climb to record highs. As measured by the S&P 500 Stock Index, the market returned an impressive 20.53% during this latest six-month period.** From a historical perspective, this 1997 year-to-date return is the fourth strongest first-half gain over the past 50 years. Blue-chip stocks continued to outperform small- and mid-cap stocks. Health-care and finance stocks led the market in terms of sector performance.

     Interest rates appeared to be locked in a narrow trading range as investors debated whether the robust economic growth reported in the first quarter would serve as a catalyst for higher inflation. As measured by the 30-year Treasury bond, interest rates climbed as high as 7.17% in mid-April, but finished the month of June yielding 6.79%--only 0.14% higher than at the start of the reporting period.

     As represented by the Lehman Brothers Aggregate Bond Index, the bond market returned 3.09% over the last six months. Emerging-market and domestic high-yield bonds were the best performers, with Treasury and investment-grade corporate issues the laggards.

     The Portfolio benefited from strong stock selection in the consumer staples and financial sectors as well as the decision to increase our equity exposure after the correction in mid-April. Individual stocks that produced strong gains included General Electric, Eli Lilly, Colgate-Palmolive, Perkin Elmer and Franklin Resources. The fixed-income segment also boosted results, outperforming its benchmark, the Lehman Brothers Aggregate Bond Index.*** As interest rates moved down, our purchase of zero-coupon Treasury bonds helped performance. Negative contributors included the relative underperformance of our technology and energy holdings, and to a lesser degree, some individual stocks, notably U.S. Filter, Ascend, Amgen and Cardinal Health.

OUTLOOK

     Although many blue-chip stocks have performed very strongly, we believe there is still upside potential as investors remain focused on stability and growth in earnings, global opportunities and liquidity. Given this outlook, we continue to emphasize the financial, technology and health-care sectors.

     We are maintaining a longer bond duration with the expectation that interest rates will continue to move downward. In addition, we reduced our exposure to emerging-market debt. While this sector has provided excellent returns year-to-date, valuations are high historically. Besides these modest adjustments, our fixed-income strategy of broad diversification and sector rotation remains unchanged. At quarter-end, the bond segment had an average "AA" credit quality and a duration of 6.9 years. As of June 30, 1997, the Portfolio was 63% invested in equities and 37% fixed-income.



* The Balanced Benchmark is a composite index consisting of 55% S&P 500 Index, 35% Lehman Brothers Aggregate Bond Index and 10% 90-day Treasury bills.
** The S&P 500 is an unmanaged, commonly used measure of stock market total return performance.
*** The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond market total return performance.

Institutional Balanced Portfolio
--------------------------------------------------------------------------------


                          INVESTMENTS AT JUNE 30, 1997
                                  (Unaudited)



                                        MOODY'S     PAR
                                         BOND      VALUE
                                        RATING     (000)       VALUE
                                        ---------  --------  ------------
U.S. GOVERNMENT AND AGENCY SECURITIES--18.6%
U.S. Treasury Bonds--3.4%
  U.S. Treasury Strip, P.O., 0%, '22 ..  Aaa         $6,600    $1,160,346
                                                              -----------
U.S. Treasury Notes--10.3%
  U.S. Treasury Notes 6.375%, '99   ...  Aaa            325       326,625
  U.S. Treasury Notes 6.375%, '00   ...  Aaa            500       501,875
  U.S. Treasury Notes 6.625%, '01   ...  Aaa          1,200     1,212,000
  U.S. Treasury Notes 6.25%, '02 ......  Aaa          1,500     1,491,089
                                                              -----------
                                                                3,531,589
                                                              -----------
Agency Mortgage-Backed Securities--4.9%
  GNMA 6.50%, '23-'26   ...............  Aaa          1,759     1,690,328
                                                              -----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $6,328,907)  ...........................     6,382,263
                                                              -----------
NON-CONVERTIBLE BONDS--10.2%
Asset-Backed Securities--0.8%
  Fleetwood Credit Corp. 96-B, A
    6.90%, '12 ........................  Aaa            168       169,411
  Green Tree Financial Corp. 96-2,
    M1 7.60%, '27 .....................  Aa             100       100,750
                                                              -----------
                                                                  270,161
                                                              -----------
Non-Agency Mortgage-Backed Securities--9.1%
  CS First Boston Mortgage
    95-AEW1, B 7.182%, '27 ............  AA(d)          190       191,039
  DLJ Mortgage Acceptance Corp.
    96-CF1, A1B 144A 7.58%, '28
    (c)  ..............................  Aaa             75        77,672
  First Union Lehman Brothers
    97-C1, B 7.43%, '29 ...............  AA(d)          275       280,500
  G.E. Capital Mortgage Services,
    Inc. 96-8, M 7.25%, '26   .........  AA(d)          248       243,038
  Nationslink Funding Corp. 96-1, B
    7.69%, '05 ........................  AA(d)          250       259,453
  Residential Asset Securitization
    Trust 96-A8, A1 8%, '26   ......... AAA(d)          249       252,477
  Residential Funding Mortgage I
    96-S8, A-4 6.75%, '11  ............ AAA(d)          285       279,645
  Residential Funding Mortgage I
    96-S1, A11 7.10%, '26  ............  AAA            500       487,031
  Residential Funding Mortgage I
    96-S4, MI 7.25%, '26   ............  AA(d)          297       289,756
  Resolution Trust Corp. 93-C1, B
    8.75%, '24 ........................  Aa             200       199,652
  Resolution Trust Corp. 95-C2, B
    6.80%, '27 ........................  Aa             437       434,500
  Structured Asset Securities Corp.
    93-C1, B 6.60%, '24 ...............  A              135       129,147
                                                              -----------
                                                                3,123,910
                                                              -----------


                                        MOODY'S     PAR
                                         BOND      VALUE
                                        RATING     (000)       VALUE
                                        ---------  --------  ------------
Truckers & Marine--0.3%
  Teekay Shipping Corp. 8.32%,
    '08  ..............................  Ba          $  100    $  101,250
                                                              -----------
TOTAL NON-CONVERTIBLE BONDS
  (Identified cost $3,507,532).........                         3,495,321
                                                              -----------
FOREIGN GOVERNMENT SECURITIES--3.8%
Argentina--0.6%
  Republic of Argentina Discount
    L-GL Euro 6.875%, '23 (f) .........  B              120       103,875
  Republic of Argentina Par L-GP
    5.50%, '23 (f)   ..................  B              160       111,200
                                                              -----------
                                                                  215,075
                                                              -----------
Brazil--0.6%
  Republic of Brazil DCB-L Euro
    6.938%, '12 (f)  ..................  B              120        99,150
  Republic of Brazil Par Z-L Euro
    5.25%, '24 (f)   ..................  B              150       102,000
                                                              -----------
                                                                  201,150
                                                              -----------
Colombia--0.9%
  Republic of Colombia 7.25%, '03 .....  Baa            300       291,954
                                                              -----------
Mexico--0.8%
  United Mexican States 144A
    7.875%, '01 (c) (f) ...............  Baa            115       115,184
  United Mexican States Discount B
    Euro 6.836%, '19 (e) (f)  .........  Ba             185       172,166
                                                              -----------
                                                                  287,350
                                                              -----------
Poland--0.5%
  Poland PDI Bearer 4%, '14 (f)  ......  Baa            180       153,900
                                                              -----------
Venezuela--0.4%
  Republic of Venezuela Discount
    6.813%, '20 (e)(f)  ...............  Ba             170       150,450
                                                              -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $1,247,428).............................     1,299,879
                                                              -----------
FOREIGN NON-CONVERTIBLE BONDS--0.5%
Chile--0.5%
  Compania Sud Amer Vapore
    7.375%, '03   .....................  BBB(d)          30        29,512
  Petropower I Funding Trust 144A
    7.36%, '14 (c)   ..................  BBB(d)         150       142,757
                                                              -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
  (Identified cost $179,376)  .............................       172,269
                                                              -----------

                       See Notes to Financial Statements

Institutional Balanced Portfolio
--------------------------------------------------------------------------------


                                   MOODY'S     PAR
                                   BOND       VALUE
                                   RATING     (000)      VALUE
                                   ---------  -------  -----------
MUNICIPAL BONDS--3.7%
California--1.2%
  Long Beach Pension Obligation
    Taxable 6.87%, '06   .........   Aaa        $100     $   99,060
  San Bernardino County Obligation
    Revenue Taxable 6.87%, '08 ...   Aaa          50         48,911
  San Bernardino County Obligation
    Revenue Taxable 6.94%, '09 ...   Aaa         135        132,446
  Ventura County Pension Taxable
    6.54%, '05  ..................   Aaa         125        122,090
                                                        -----------
                                                            402,507
                                                        -----------
Florida--0.5%
  University of Miami Exchangeable
    Revenue Series A Taxable
    7.65%, '20  ..................   Aaa         180        179,550
                                                        -----------
Virginia--2.0%
  Newport News Taxable Series B
    7.05%, '25  ..................   Aa          750        704,168
                                                        -----------
TOTAL MUNICIPAL BONDS
  (Identified cost $1,337,994)  .....................     1,286,225
                                                        -----------


                                    SHARES
                                    --------
COMMON STOCKS--61.1%
Aerospace & Defense--0.9%
  Sundstrand Corp.  ...............    2,100    113,400
  United Technologies Corp.  ......    2,500    207,500
                                             -----------
                                                320,900
                                             -----------
Banks--3.5%
  Citicorp ........................    3,300    397,856
  First Union Corp. ...............      400     37,000
  Mellon Bank Corp. ...............    9,200    415,150
  Nationsbank Corp. ...............    5,400    348,300
                                             -----------
                                              1,198,306
                                             -----------
Beverages--1.2%
  PepsiCo, Inc. (g)    ............   10,700    401,919
                                             -----------
Chemical--0.3%
  Monsanto Co.   ..................    2,000     86,125
                                             -----------
Chemical--Specialty--0.4%
  Praxair, Inc.  ..................    2,500    140,000
                                             -----------
Computer Software & Services--2.3%
  Adaptec, Inc. (b) ...............      900     31,275
  HBO & Co.   .....................    4,500    309,938
  Microsoft Corp. (b)  ............    3,500    442,312
                                             -----------
                                                783,525
                                             -----------



                                           SHARES      VALUE
                                           -------- ------------
Conglomerates--1.1%
  Tyco International Ltd.  ...............  5,200     $  361,725
                                                     -----------
Cosmetics & Soaps--5.0%
  Colgate-Palmolive Co. (g)   ............  9,500        619,875
  Gillette Co. ...........................  8,200        776,950
  Procter & Gamble Co. (g)    ............  2,300        324,875
                                                     -----------
                                                       1,721,700
                                                     -----------
Diversified Financial Services--2.6%
  American Express Co.  ..................  1,100         81,950
  Franklin Resources, Inc. ...............  4,000        290,250
  Merrill Lynch & Co., Inc.   ............  1,200         71,550
  T. Rowe Price Associates (g)   .........  4,700        242,638
  Washington Mutual, Inc.  ...............  3,200        191,200
                                                     -----------
                                                         877,588
                                                     -----------
Electrical Equipment--2.5%
  General Electric Co.  .................. 10,200        666,825
  Honeywell, Inc. ........................  2,700        204,863
                                                     -----------
                                                         871,688
                                                     -----------
Electronics--4.1%
  Altera Corp. (b)   .....................  2,000        101,000
  Intel Corp. (g)    .....................  4,510        639,574
  Perkin Elmer Corp. .....................  6,400        509,200
  Texas Instruments, Inc.  ...............  1,900        159,719
                                                     -----------
                                                       1,409,493
                                                     -----------
Entertainment, Leisure & Gaming--0.9%
  Time Warner, Inc.  .....................  2,500        120,625
  Walt Disney Co. ........................  2,300        184,575
                                                     -----------
                                                         305,200
                                                     -----------
Healthcare--Diversified--1.4%
  Bristol-Myers Squibb Co. (g)   .........  6,000        486,000
                                                     -----------
Healthcare--Drugs--4.6%
  Amgen, Inc. (b) ........................  7,000        406,875
  Eli Lilly & Co. (g)   ..................  1,600        174,900
  Merck & Co., Inc.  .....................  4,500        465,750
  Pfizer, Inc. ...........................  4,400        525,800
                                                     -----------
                                                       1,573,325
                                                     -----------
Hospital Management & Services--0.9%
  Columbia/HCA Healthcare Corp.  .........  8,300        326,294
                                                     -----------
Insurance--3.1%
  Allstate Corp.  ........................  5,500        401,500
  Hartford Financial Services Group, Inc.   4,000        331,000
  SunAmerica, Inc.   .....................  6,700        326,625
                                                     -----------
                                                       1,059,125
                                                     -----------

                       See Notes to Financial Statements

Institutional Balanced Portfolio
--------------------------------------------------------------------------------


                                                SHARES      VALUE
                                                -------- ------------
Machinery--0.6%
  Deere & Co.    ..............................    3,500   $   192,062
                                                          ------------
Medical Products & Supplies--5.6%
  Abbott Laboratories  ........................    4,500       300,375
  Baxter International, Inc.    ...............    8,000       418,000
  Boston Scientific Corp. (b)   ...............    7,941       487,875
  Cardinal Health, Inc.   .....................    4,650       266,212
  Johnson & Johnson ...........................    6,900       444,188
                                                          ------------
                                                             1,916,650
                                                          ------------
Natural Gas--0.4%
  Columbia Gas System, Inc.  ..................    2,400       156,600
                                                          ------------
Office & Business Equipment--1.1%
  International Business Machines Corp. (g)        4,100       369,769
                                                          ------------
Oil--0.7%
  Exxon Corp. .................................    4,100       252,150
                                                          ------------
Oil Service & Equipment--3.9%
  Camco International, Inc.  ..................    1,400        76,650
  ENSCO International, Inc. (b) ...............    3,900       205,725
  Halliburton Co.   ...........................    3,600       285,300
  Noble Drilling Corp. (b)   ..................    8,300       187,269
  Schlumberger Ltd. ...........................    3,100       387,500
  Transocean Offshore, Inc.  ..................    2,600       188,825
                                                          ------------
                                                             1,331,269
                                                          ------------
Paper & Forest Products--0.7%
  Kimberly Clark Corp. ........................    5,000       248,750
                                                          ------------
Pollution Control--0.6%
  U.S. Filter Corp. (b)   .....................    7,800       212,550
                                                          ------------
Professional Services--0.6%
  HFS, Inc. (b)  ..............................    3,700       214,600
                                                          ------------
Publishing, Broadcasting, Printing & Cable--1.2%
  Gannett Co., Inc. ...........................    2,200       217,250
  New York Times Co. Class A ..................    3,900       193,050
                                                          ------------
                                                               410,300
                                                          ------------
Real Estate--0.0%
  Crescent Operating, Inc. (b)  ...............      250         3,000
                                                          ------------
REITS--0.6%
  Crescent Real Estate Equities Co.   .........    2,500        79,375
  Redwood Trust, Inc.  ........................    2,800       130,900
                                                          ------------
                                                               210,275
                                                          ------------


                                                SHARES      VALUE
                                                -------- ------------
Retail--2.5%
  Home Depot, Inc.  ...........................    3,300   $   227,494
  Lowe's Companies, Inc.  .....................    5,150       191,193
  Staples, Inc. (b) ...........................   18,750       435,938
                                                          ------------
                                                               854,625
                                                          ------------
Retail--Drugs--0.6%
  CVS Corp.   .................................    4,100       210,125
                                                          ------------
Retail--Food--0.5%
  Safeway, Inc. (b) ...........................    4,000       184,500
                                                          ------------
Telecommunications Equipment--2.9%
  Ascend Communications, Inc. (b)  ............    9,150       360,281
  Cisco Systems, Inc. (b) .....................    2,700       181,238
  Lucent Technologies, Inc.  ..................    4,500       324,281
  Motorola, Inc.    ...........................    1,600       121,600
                                                          ------------
                                                               987,400
                                                          ------------
Textile & Apparel--0.5%
  Nike, Inc. Class B   ........................    3,100       180,962
                                                          ------------
Tobacco--1.2%
  Philip Morris Companies, Inc. ...............    9,300       412,687
                                                          ------------
Utility--Telephone--2.1%
  Ameritech Corp.   ...........................    1,900       129,081
  Bell Atlantic Corp.  ........................    5,100       386,962
  LCI International, Inc. (b)   ...............    1,500        32,813
  SBC Communications, Inc.   ..................    2,800       173,250
                                                          ------------
                                                               722,106
                                                          ------------
TOTAL COMMON STOCKS
  (Identified cost $18,614,117) ........................    20,993,293
                                                          ------------
FOREIGN COMMON STOCKS--1.9%
Electronics--0.9%
  Philips Electronics NV ADR NY Registered
    (Netherlands)   ...........................    4,300       309,062
                                                          ------------
Oil--0.6%
  Royal Dutch Petroleum Co. ADR NY
    Registered (Netherlands) ..................    3,600       195,750
                                                          ------------
Pollution Control--0.4%
  Philip Services Corp.(Canada) (b)   .........   10,000       158,750
                                                          ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $542,602) ...........................       663,562
                                                          ------------
TOTAL LONG-TERM INVESTMENTS--99.8%
  (Identified cost $31,757,956) ........................    34,292,812
                                                          ------------


                        See Notes to Financial Statements

Institutional Balanced Portfolio
--------------------------------------------------------------------------------


                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)          VALUE
                                 ---------- -------- --------------------
SHORT-TERM OBLIGATIONS--6.5%
Commercial Paper--6.2%
  McKenna Triangle National
    Corp. 6.25%, 7-1-97   ......   A-1+       $1,500      $ 1,500,000
  McDonald's Corp. 5.90%,
    7-3-97    ..................   A-1+          655          654,785
                                                         --------------
                                                            2,154,785
                                                         --------------
U.S. Treasury Bills--0.3%
  U.S. Treasury Bills 4.90%, 7-17-97   ......    100           99,735
                                                         --------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,254,568).....................         2,254,520
                                                         --------------
TOTAL INVESTMENTS--106.3%
  (Identified cost $34,012,524)  ..................        36,547,332(a)
  Cash and receivables, less liabilities--(6.3%)           (2,175,203)
                                                         --------------
NET ASSETS--100.0%   ..............................       $34,372,129
                                                         ==============














(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,975,082 and gross depreciation of $446,503 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $34,018,753.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, these securities amounted to a value of $335,613 or 1.0% of net assets.
(d) As rated by Standard & Poor's, Fitch or Duff and Phelps.
(e) Rights incorporated as a unit.
(f) Variable or step coupon obligation; interest rate shown reflects the rate currently in effect.
(g) Segregated as collateral.

                       See Notes to Financial Statements

Institutional Balanced Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)



Assets
Investment securities at value
  (Identified cost $34,012,524)                           $36,547,332
Receivables
 Investment securities sold                                   155,551
 Dividends and interest                                       132,691
 Fund shares sold                                              19,611
 Receivable from adviser                                          617
                                                          ------------
  Total assets                                             36,855,802
                                                          ------------
Liabilities
Payables
 Fund shares repurchased                                    2,291,890
 Custodian                                                     66,612
 Investment securities purchased                               47,072
 Options written at value
   (Premiums received $23,695)                                 24,219
 Financial agent fee                                            5,918
 Transfer agent fee                                             3,731
 Distribution fee                                               1,754
 Trustees' fee                                                    779
Accrued expenses                                               41,698
                                                          ------------
  Total liabilities                                         2,483,673
                                                          ------------
Net Assets                                                $34,372,129
                                                          ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest          $28,032,492
Undistributed net investment loss                              (3,108)
Accumulated net realized gain                               3,808,461
Net unrealized appreciation                                 2,534,284
                                                          ------------
Net Assets                                                $34,372,129
                                                          ============
Class X
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $26,404,440)           1,392,065
Net asset value and offering price per share                   $18.97
Class Y
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $7,967,689)              419,727
Net asset value and offering price per share                   $18.98


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1997
                                   (Unaudited)



Investment Income
Interest                                                  $  604,989
Dividends                                                    138,816
                                                          ----------
   Total investment income                                   743,805
                                                          ----------
Expenses
Investment advisory fee                                      110,999
Distribution fee--Class Y                                     12,995
Financial agent fee                                           35,704
Transfer agent                                                26,760
Registration                                                  23,498
Custodian                                                     12,660
Professional                                                   8,804
Trustees                                                       6,788
Printing                                                       3,069
Miscellaneous                                                  5,478
                                                          ----------
   Total expenses                                            246,755
   Less expenses borne by investment adviser                (102,579)
                                                          ----------
   Net expenses                                              144,176
                                                          ----------
Net investment income                                        599,629
                                                          ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                            3,912,036
Net realized gain on written options                           1,179
Net change in unrealized appreciation (depreciation)
  on investments                                            (406,037)
Net change in unrealized appreciation (depreciation)
  on written options                                            (524)
                                                          ----------
Net gain on investments                                    3,506,654
                                                          ----------
Net increase in net assets resulting from
  operations                                              $4,106,283
                                                          ==========


                        See Notes to Financial Statements

Institutional Balanced Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                      Six Months
                                                                                        Ended          From Inception
                                                                                     June 30, 1997     March 1, 1996 to
                                                                                      (Unaudited)      December 31, 1996
                                                                                     ---------------   ------------------
From Operations
 Net investment income                                                               $    599,629        $   1,360,086
 Net realized gain                                                                      3,913,215            3,730,688
 Net change in unrealized appreciation (depreciation)                                    (406,561)            (413,816)
                                                                                     -------------       -------------
 Increase in net assets resulting from operations                                       4,106,283            4,676,958
                                                                                     -------------       -------------
From Distributions to Shareholders
 Net investment income--Class X                                                          (514,324)          (1,072,486)
 Net investment income--Class Y                                                          (130,123)            (283,103)
 Net realized gains--Class X                                                           (1,047,216)          (1,923,139)
 Net realized gains--Class Y                                                             (291,846)            (583,212)
                                                                                     -------------       -------------
 Decrease in net assets from distributions to shareholders                             (1,983,509)          (3,861,940)
                                                                                     -------------       -------------
From Share Transactions
Class X
 Proceeds from sales of shares (96,627 and 282,929 shares, respectively)                1,820,540            5,116,425
 Net asset value of shares issued from reinvestment of distributions (81,628 and
  152,545 shares, respectively)                                                         1,561,537            2,779,558
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account L (0 and 2,524,966 shares, respectively)                                    --           45,200,432
 Cost of shares repurchased (833,094 and 913,536 shares, respectively)                (15,614,125)         (16,577,547)
                                                                                     -------------       -------------
Total                                                                                 (12,232,048)          36,518,868
                                                                                     -------------       -------------
Class Y
 Proceeds from sales of shares (34,668 and 123,668 shares, respectively)                  650,534            2,267,577
 Net asset value of shares issued from reinvestment of distributions (22,050 and
  47,488 shares, respectively)                                                            422,042              866,311
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account L (0 and 721,462 shares, respectively)                                      --           12,915,189
 Cost of shares repurchased (298,771 and 230,838 shares, respectively)                 (5,748,063)          (4,226,073)
                                                                                     -------------       -------------
Total                                                                                  (4,675,487)          11,823,004
                                                                                     -------------       -------------
 Increase (decrease) in net assets from share transactions                            (16,907,535)          48,341,872
                                                                                     -------------       -------------
 Net increase (decrease) in net assets                                                (14,784,761)          49,156,890
Net Assets
 Beginning of period                                                                   49,156,890                    0
                                                                                     -------------       -------------
 End of period (including undistributed net investment income (loss) of
  ($3,108) and $41,710, respectively)                                                $ 34,372,129        $  49,156,890
                                                                                     =============       =============


                        See Notes to Financial Statements

Institutional Balanced Portfolio
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)


                                                        Class X                              Class Y
                                           ----------------------------------   ---------------------------------
                                            Six Months                           Six Months
                                              Ended          From Inception        Ended          From Inception
                                             6/30/97           3/1/96 to          6/30/97          3/1/96 to
                                            (Unaudited)        12/31/96          (Unaudited)        12/31/96
                                           ---------------   ----------------   ---------------   ---------------
Net asset value, beginning of period       $    18.15         $   17.90         $    18.15         $   17.90
Income from investment operations
 Net investment income                           0.40(4)           0.51(4)            0.36(5)           0.46(5)
 Net realized and unrealized gain                1.51              1.17               1.53              1.18
                                           ----------         ---------         ----------         ---------
  Total from investment operations               1.91              1.68               1.89              1.64
                                           ----------         ---------         ----------         ---------
Less distributions
 Dividends from net investment income           (0.36)            (0.49)             (0.33)            (0.45)
 Distributions from net realized gains          (0.73)            (0.94)             (0.73)            (0.94)
                                           ----------         ---------         ----------         ---------
  Total distributions                           (1.09)            (1.43)             (1.06)            (1.39)
                                           ----------         ---------         ----------         ---------
Change in net asset value                        0.82              0.25               0.83              0.25
                                           ----------         ---------         ----------         ---------
Net asset value, end of period             $    18.97         $   18.15         $    18.98         $   18.15
                                           ==========         =========         ==========         =========
Total return                                    10.49%(2)          9.43%(2)          10.36%(2)          9.20%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)      $   26,404         $  37,147         $    7,968         $  12,010
Ratio to average net assets of:
 Operating expenses                              0.65%(1)          0.65%(1)           0.90%(1)          0.90%(1)
 Net investment income                           3.04%(1)          3.02%(1)           2.78%(1)          2.78%(1)
Portfolio turnover                                 97%(2)           209%(2)             97%(2)           209%(2)
Average commission rate paid(3)            $   0.0544         $  0.0630         $   0.0544         $  0.0630

(1) Annualized
(2) Not annualized
(3) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(4) Includes reimbursement of operating expenses by investment adviser of $0.05 and $0.06, respectively.
(5) Includes reimbursement of operating expenses by investment adviser of $0.05 and $0.06, respectively.


                        See Notes to Financial Statements

INSTITUTIONAL MANAGED BOND PORTFOLIO

INVESTMENT ADVISER'S REPORT

     For the six-month reporting period ended June 30, 1997, Class X shares returned 3.84% and Class Y shares earned 3.77%, outperforming the benchmark, the Lehman Brothers Aggregate Bond Index, which was up 3.09%.* All of these figures assume reinvestment of dividends and are net of fees.

     The second quarter bond market rebound more than erased first-quarter losses. The Federal Reserve Board's 25-basis point preemptive tightening move in March appears to have been just that -- as the Fed did not follow through with additional rate increases at their May or July meetings. Both inflation and the economy were well behaved, having settled once again into a more moderate, sustainable pace.

     Allocations to emerging-market, domestic high-yield, commercial mortgage-backed securities and to a lesser extent, non-agency residential mortgage-backed securities and taxable municipal issues all proved to be positive contributors to performance. While we were rewarded by our continued emphasis on the less traditional sectors of the fixed-income market, by historical measures, the yield premium available from many of these sectors has declined.

     Accordingly, we have increased the Portfolio's exposure to Treasuries, with target allocations up considerably since the beginning of the year. This move to establish a higher quality portfolio posture will enable us to take advantage of attractive yield spread opportunities as they arise.


OUTLOOK

     As we move into the second half of the year, investor uncertainty remains high. We are confident that our duration-neutral strategy will insulate the Portfolio from the effects of a volatile interest rate environment, as we seek out the best relative values in the market place.

     Going forward, we intend to further reduce exposure to some of the more credit-sensitive sectors, driven primarily by their high current valuations as well as their strong relative year-to-date total returns. Emphasizing the most undervalued bond market sectors will continue to be our primary means of adding value for clients.






* The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond market total return performance.

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------


                          INVESTMENTS AT JUNE 30, 1997
                                   (Unaudited)


                                        MOODY'S     PAR
                                         BOND      VALUE
                                        RATING     (000)        VALUE
                                        ---------  --------  -------------
U.S. GOVERNMENT AND AGENCY SECURITIES--12.6%
U.S. Treasury Bonds--1.3%
  U.S. Treasury Bonds 6.625%, '07  ..... Aaa         $1,035    $ 1,043,409
                                                              ------------
Agency Mortgage-Backed Securities--11.3%
  FHLMC 8.50%, '20   ..................  Aaa            622        630,068
  FHLMC 6.65%, '23 (f)  ...............  Aaa          1,890      1,849,176
  FNMA 7%, '07 ........................  Aaa            913        899,283
  FNMA 8.70%, '16 .....................  Aaa            330        337,987
  FNMA ACES 7.27%, '17  ...............  Aaa          1,500      1,517,344
  FNMA 7.50%, '19 .....................  Aaa          1,840      1,828,610
  FNMA 6.75%, '20 (f)   ...............  Aaa          1,920      1,892,851
                                                              ------------
                                                                 8,955,319
                                                              ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $9,750,993)  ...........................      9,998,728
                                                              ------------
NON-CONVERTIBLE BONDS--39.6%
Asset-Backed Securities--6.3%
  Airplanes Pass Through Trust 1C
    8.15%, '19 (f)   ..................  Baa          1,600      1,664,976
  Continental Airlines 144A
    7.522%, '01 (b)  ..................  Ba           1,000      1,000,000
  FMAC Loan Receivables Trust
    97-A, C 144A 7.90%, '11 (b)  ......  A(c)           650        660,764
  Green Tree Financial Corp. 95-8,
    A2 6.15%, '26 .....................  Aaa            187        187,020
  Green Tree Financial Corp. 97-4,
    M1 7.22%, '28 .....................  Aa           1,500      1,483,125
                                                              ------------
                                                                 4,995,885
                                                              ------------
Banks--1.8%
  NationsBank Capital Trust III
    6.366%, '27 (d)  ..................  A            1,450      1,411,965
                                                              ------------
Non-Agency Mortgage-Backed Securities--29.6%
  Chase Commercial Mortgage
    Securities Corp. 96-2, A1
    6.70%, '03    ..................... AAA(c)          118        117,253
  Criimi Mae Trust I 96-C1, A2
    144A 7.56%, '33 (b) ............... BBB(c)        1,475      1,471,773
  Equitable Life 174, C1 144A
    7.52%, '06 (b)   ..................  A            2,000      2,047,187
  FFCA Secured Lending Corp.
    97-1, A1B 144A 7.45%,
    '11 (b) ...........................  Aaa          1,400      1,411,375
  G.E. Capital Mortgage Services,
    Inc. 97-1, A14 7.50%, '27 (f)   ... AAA(c)        1,720      1,717,850
  General Electric 96-8, 2A5
    7.50%, '26 ........................ AAA(c)          173        173,201
  Kidder Peabody Acceptance Corp.
    94-C2, D 7.18%, '05 (f)   ......... BBB(c)        1,240      1,243,875
  Lehman Structured Securities
    Corp. 96-1, E1 7.995%, '26   ...... BBB(c)        1,203      1,232,586


                                        MOODY'S     PAR
                                         BOND      VALUE
                                        RATING     (000)        VALUE
                                        ---------  --------  -------------
Non-Agency Mortgage-Backed Securities--(continued)
  Merrill Lynch Mortgage, Inc.
    95-C2, C 7.79%, '21 ...............  A           $1,250    $ 1,272,198
  Morgan Stanley Capital Corp. I
    96-WF1, C 144A 6.59%, '06
    (b)  ..............................  A              200        192,000
  Mortgage Capital Funding, Inc.
    96-MC2, A3 7.008%, '06 ............  Aaa            715        714,106
  Residential Accredit Loans, Inc.
    96-QS4, AI10 7.90%, '26   ......... AAA(c)          900        917,437
  Residential Asset Securitization
    Trust 96-A8, A1 8%, '26   ......... AAA(c)          997      1,009,908
  Residential Funding Mortgage
    93-S25, M3 6.50%, '08  ............ BBB(c)          643        614,606
  Resolution Trust Corp. 92-C3, B
    9.05%, '23 ........................  AA(c)          153        155,979
  Resolution Trust Corp. 92-C8, E
    8.835%, '23   ..................... BB-(c)        1,976      2,004,365
  Resolution Trust Corp. 93-C3, A4
    6.55%, '24 ........................  Aaa             85         84,820
  Resolution Trust Corp. 95-1, M2
    7.50%, '28 ........................  Aa           1,414      1,424,570
  Resolution Trust Corp. 95-2, M1
    7.15%, '29 ........................  Aa             195        193,997
  Ryland Mortgage Security Corp.
    III 92-A, 1A 8.33%, '30   .........  A-(c)          638        632,770
  Securitized Asset Sales, Inc. 95-A,
    M 7.53%, '24 (f) ..................  Aa           1,955      1,945,977
  Structured Asset Securities Corp.
    95-C1, D 7.375%, '24 (f)  ......... BBB(c)        1,865      1,863,252
  Structured Asset Securities Corp.
    95-C4, D 7%, '26 .................. BBB(c)        1,000        977,187
                                                              ------------
                                                                23,418,272
                                                              ------------
Oil Service & Equipment--0.7%
  Di Industries, Inc. 8.875%, '07   ...  B              550        544,500
                                                              ------------
Retail--Food Service--0.1%
  ARA Services, Inc. 10.625%, '00   ...  Baa            107        116,898
                                                              ------------
Utility--Electric--1.1%
  Louisiana Power & Lighting
    10.30%, '05   .....................  Baa            849        875,175
                                                              ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified cost $31,078,782) ...........................     31,362,695
                                                              ------------
FOREIGN GOVERNMENT SECURITIES--17.4%
Argentina--4.8%
  Republic of Argentina Discount
    L-GL Euro 6.875%, '23 (d) .........  B            2,725      2,358,828
  Republic of Argentina Par L-GP
    5.50%, '23 (d)   ..................  B            2,070      1,438,650
                                                              ------------
                                                                 3,797,478
                                                              ------------

                       See Notes to Financial Statements

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------


                                              MOODY'S     PAR
                                              BOND       VALUE
                                              RATING     (000)        VALUE
                                              ---------  --------  -------------
Brazil--1.6%
  Republic of Brazil Discount Z-L
    Euro 6.875%, '24 (d)   ..................  B           $  775    $   653,906
  Republic of Brazil Par Z-L Euro
    5.25%, '24 (d)   ........................  B              960        652,800
                                                                    ------------
                                                                       1,306,706
                                                                    ------------
Croatia--2.1%
  Croatia Series A 6.50%, '10 (d)   .........  Baa          1,730      1,681,884
                                                                    ------------
Mexico--3.0%
  United Mexican States 144A
    7.875%, '01 (b) (d) .....................  Baa            525        525,840
  United Mexican States Discount
    Series C 6.82%, '19 (d) (e)  ............  Ba             250        232,656
  United Mexican States Euro D
    6.813%, '19 (d) (e) .....................  Ba             725        674,703
  United Mexican States Series A
    Euro 6.25%, '19 (e) .....................  Ba             175        135,516
  United Mexican States Series B
    Euro 6.25%, '19 (e)    ..................  Ba           1,000        774,375
                                                                    ------------
                                                                       2,343,090
                                                                    ------------
Panama--1.1%
  Panama PDI 6.563%, '16 (d)  ...............  Ba             963        857,765
                                                                    ------------
Poland--1.2%
  Poland Global Registered RSTA
    3.25%, '24 (d)   ........................  Baa          1,500        952,500
                                                                    ------------
Russia--1.6%
  Russia Interest Notes WI (d) (g)  .........  NR           1,700      1,300,500
                                                                    ------------
Venezuela--2.0%
  Republic of Venezuela Discount
    W-B 6.813%, '20 (d) (e)   ...............  Ba           1,015        898,275
  Republic of Venezuela Discount
    6.813%, '20 (d) (e) .....................  Ba             750        663,750
                                                                    ------------
                                                                       1,562,025
                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $12,764,781) .................................     13,801,948
                                                                    ------------
FOREIGN NON-CONVERTIBLE BONDS--12.1%
Brazil--1.3%
  Comp Energetica Sao Paul 144A
    9.125%, '07 (b) (d) .....................  NR             500        485,625
  TV Filme, Inc. 144A 12.875%, '04
    (b)  ....................................  B              500        521,250
                                                                    ------------
                                                                       1,006,875
                                                                    ------------
Chile--3.2%
  Compania Sud Amer Vapore 144A
    7.375%, '03 (b)  ........................ BBB(c)        1,240      1,219,850
  Petropower Funding 144A 7.36%,
    '14 (b) (f)   ........................... BBB(c)        1,400      1,332,394
                                                                    ------------
                                                                       2,552,244
                                                                    ------------


                                              MOODY'S     PAR
                                               BOND      VALUE
                                              RATING     (000)        VALUE
                                              ---------  --------  -------------
China--0.6%
  Greater Beijing 144A 9.50%, '07
    (b)  ....................................  Ba          $  450    $   457,875
                                                                    ------------
Colombia--1.4%
  Centragas 144A 10.65%, '10 (b) ............ BBB(c)        1,028      1,134,024
                                                                    ------------
Hong Kong--1.8%
  Road King Infrastructure 144A
    9.50%, '07 (b)   ........................  NR           1,400      1,410,500
                                                                    ------------
Indonesia--1.2%
  Asia Pulp & Paper Co. Yankee
    144A 12%, '04 (b) (d)  ..................  B              900        918,000
                                                                    ------------
Mexico--0.4%
  TFM SA de CV. 144A 0%, '09
    (b) (d) .................................  B              500        288,125
                                                                    ------------
South Korea--1.8%
  Hyundai Motor Co. 144A 7.60%,
    '07 (b) .................................  NR           1,465      1,464,136
                                                                    ------------
Venezuela--0.4%
  Petrozuata Finance, Inc. 144A
    8.22%, '17 (b)   ........................  Baa            325        330,525
                                                                    ------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
  (Identified cost $9,373,060)  .................................      9,562,304
                                                                    ------------
MUNICIPAL BONDS--13.2%
California--2.1%
  Oakland Pension Sub Series A
    Taxable 6.98%, '09  .....................  Aaa            400        395,876
  Orange County Pension A Taxable
    7.67%, '09 ..............................  Aaa          1,200      1,246,476
                                                                    ------------
                                                                       1,642,352
                                                                    ------------
Florida--1.9%
  Palm Beach Waste Revenue
    Project B Taxable 10.50%, '11              NR             920        630,973
  University of Miami Exchangeable
    Revenue Series A Taxable
    7.40%, '11 ..............................  Aaa            170        170,758
  University of Miami Exchangeable
    Revenue Series A Taxable
    7.65%, '20 ..............................  Aaa            725        723,188
                                                                    ------------
                                                                       1,524,919
                                                                    ------------
Illinois--3.0%
  Illinois Educational Facilities Authority
    Revenue--Loyola University
   Series A Taxable 7.84%, '25   ............  Aaa          2,425      2,400,459
                                                                    ------------
Pennsylvania--5.0%
  Pennsylvania Economic
    Development 6.75%, '07 ..................  NR           1,840      1,897,850
  Pennsylvania Economic
    Development 9.50%, '12 ..................  NR           2,760      2,070,000
                                                                    ------------
                                                                       3,967,850
                                                                    ------------

                       See Notes to Financial Statements

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------


                                MOODY'S     PAR
                                BOND       VALUE
                                RATING     (000)      VALUE
                                ---------  -------  ------------
Virginia--1.2%
  Newport News Taxable Series B
    7.05%, '25  ...............   Aa       $970       $   910,723
                                                     ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $11,314,850) ..................     10,446,303
                                                     ------------


                                        SHARES
                                        ------
PREFERRED STOCKS--4.8%
REITS--4.8%
  Home Ownership Funding 2, Step-down
    Pfd. 144A 13.338% (b)  ............ 3,900         3,776,752
                                                   ------------
TOTAL PREFERRED STOCKS
  (Identified cost $3,817,525)..................      3,776,752
                                                   ------------
TOTAL LONG-TERM INVESTMENTS--99.7%
  (Identified cost $78,099,991)  ...............     78,948,730
                                                   ------------


                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)          VALUE
                                ---------- -------- ------------------
SHORT-TERM OBLIGATIONS--7.9%
Commercial Paper--7.9%
  McKenna Triangle National
    Corp. 6.25%, 7-1-97  ......   A-1+       $3,000  $     3,000,000
  McDonald's Corp. 5.90%,
    7-3-97   ..................   A-1+        2,905        2,904,048
  Southwestern Bell Telephone
    Co. 5.50%, 7-7-97 .........   A-1+          340          339,689
                                                     ----------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $6,243,737)  ..................         6,243,737
                                                     ----------------
TOTAL INVESTMENTS--107.6%
  (Identified cost $84,343,728) ..................        85,192,467(a)
  Cash and receivables, less liabilities--(7.6%)          (6,043,143)
                                                     ----------------
NET ASSETS--100.0%  ..............................   $    79,149,324
                                                     ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,087,679 and gross depreciation of $1,322,687 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $84,427,475.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, these securities amounted to a value of $20,647,995 or 26.1% of net assets.
(c) As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step obligation; interest rate shown reflects the rate currently in effect.
(e) Rights incorporated as a unit.
(f) Segregated as collateral.
(g) When issued.


                        See Notes to Financial Statements

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)


Assets
Investment securities at value
 (Identified cost $84,343,728)                             $85,192,467
Cash                                                           673,411
Receivables
 Interest and dividends                                      1,049,197
 Investment securities sold                                    564,184
 Fund shares sold                                                  237
                                                           ------------
  Total assets                                              87,479,496
                                                           ------------
Liabilities
Payables
 Investment securities purchased                             7,601,577
 Fund shares repurchased                                       663,501
 Investment advisory fee                                        15,943
 Financial agent fee                                             6,740
 Transfer agent fee                                              2,604
 Distribution fee                                                1,170
 Trustees' fee                                                     507
Accrued expenses                                                38,130
                                                           ------------
  Total liabilities                                          8,330,172
                                                           ------------
Net Assets                                                 $79,149,324
                                                           ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest           $76,560,838
Undistributed net investment income                             65,542
Accumulated net realized gain                                1,674,205
Net unrealized appreciation                                    848,739
                                                           ------------
Net Assets                                                 $79,149,324
                                                           ============
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $73,839,242)           2,174,011
Net asset value and offering price per share                    $33.96
Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $5,310,082)              156,293
Net asset value and offering price per share                    $33.98


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1997
                                   (Unaudited)


Investment Income
Interest                                                           $  2,745,477
Dividends                                                               212,698
                                                                   ------------
   Total investment income                                            2,958,175
                                                                   ------------
Expenses
Investment advisory fee                                                 171,303
Distribution fee--Class Y                                                 8,247
Financial agent fee                                                      40,663
Registration                                                             24,561
Transfer agent                                                           23,926
Custodian                                                                14,889
Professional                                                              8,434
Trustees                                                                  6,416
Printing                                                                  2,555
Miscellaneous                                                             4,236
                                                                   ------------
   Total expenses                                                       305,230
   Less expenses borne by investment adviser                            (87,613)
                                                                   ------------
   Net expenses                                                         217,617
                                                                   ------------
Net investment income                                                 2,740,558
                                                                   ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                       1,671,484
Net realized change in unrealized appreciation (depreciation)
  on investments                                                     (1,391,539)
                                                                   ------------
Net gain on investments                                                 279,945
                                                                   ------------
Net increase in net assets resulting from
  operations                                                       $  3,020,503
                                                                   ============


                       See Notes to Financial Statements

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Six Months
                                                                                        Ended          From Inception
                                                                                     June 30, 1997     March 1, 1996 to
                                                                                      (Unaudited)      December 31, 1996
                                                                                     ---------------   ------------------
From Operations
 Net investment income                                                               $  2,740,558        $   4,094,124
 Net realized gain                                                                      1,671,484            1,624,424
 Net change in unrealized appreciation (depreciation)                                  (1,391,539)            (396,251)
                                                                                     -------------       -------------
 Increase in net assets resulting from operations                                       3,020,503            5,322,297
                                                                                     -------------       -------------
From Distributions to Shareholders
 Net investment income--Class X                                                        (2,535,689)          (3,719,461)
 Net investment income--Class Y                                                          (173,079)            (374,664)
 Net realized gains--Class X                                                             (278,926)          (1,199,095)
 Net realized gains--Class Y                                                              (19,936)            (118,493)
 In excess of net investment income--Class X                                                   --              (19,201)
 In excess of net investment income--Class Y                                                   --               (1,934)
                                                                                     -------------       -------------
 Decrease in net assets from distributions to shareholders                             (3,007,630)          (5,432,848)
                                                                                     -------------       -------------
From Share Transactions
Class X
 Proceeds from sales of shares (394,376 and 538,250 shares, respectively)              13,630,737           18,818,739
 Net asset value of shares issued from reinvestment of distributions (80,207 and
  123,928 shares, respectively)                                                         2,736,679            4,187,321
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account P (0 and 1,774,264 shares, respectively)                                    --           60,037,092
 Cost of shares repurchased (404,541 and 332,473 shares, respectively)                (13,974,478)         (11,414,976)
                                                                                     -------------       -------------
Total                                                                                   2,392,938           71,628,176
                                                                                     -------------       -------------
Class Y
 Proceeds from sales of shares (10,873 and 34,115 shares, respectively)                   373,517            1,164,449
 Net asset value of shares issued from reinvestment of distributions (5,654 and
  14,700 shares, respectively)                                                            193,013              495,088
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account P (0 and 196,803 shares, respectively)                                      --            6,659,369
 Cost of shares repurchased (66,554 and 39,298 shares, respectively)                   (2,314,881)          (1,344,667)
                                                                                     -------------       -------------
Total                                                                                  (1,748,351)           6,974,239
                                                                                     -------------       -------------
 Increase in net assets from share transactions                                           644,587           78,602,415
                                                                                     -------------       -------------
 Net increase in net assets                                                               657,460           78,491,864
Net Assets
 Beginning of period                                                                   78,491,864                    0
                                                                                     -------------       -------------
 End of period (including undistributed net investment income of
  $65,542 and $33,752, respectively)                                                 $ 79,149,324        $  78,491,864
                                                                                     =============       =============


                        See Notes to Financial Statements

Institutional Managed Bond Portfolio
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)



                                                            Class X                                   Class Y
                                           ----------------------------------------- -----------------------------------------
                                               Six Months                                Six Months
                                                  Ended           From Inception            Ended           From Inception
                                                 6/30/97             3/1/96 to             6/30/97             3/1/96 to
                                               (Unaudited)           12/31/96            (Unaudited)           12/31/96
                                           -------------------- -------------------- -------------------- --------------------
Net asset value, beginning of period        $    33.98           $    33.84           $    33.97           $    33.84
Income from investment operations
 Net investment income                            1.21(3)(4)           2.03(3)(4)           1.17(3)(5)           1.98(3)(5)
 Net realized and unrealized gain (loss)          0.10                 0.69                 0.12                 0.66
                                            ----------           ----------           ----------           ----------
  Total from investment operations                1.31                 2.72                 1.29                 2.64
                                            ----------           ----------           ----------           ----------
Less distributions
 Dividends from net investment income            (1.20)               (1.96)               (1.15)               (1.89)
 Dividends from net realized gains               (0.13)               (0.61)               (0.13)               (0.61)
 In excess of net investment income                 --                (0.01)                  --                (0.01)
                                            ----------           ----------           ----------           ----------
  Total distributions                            (1.33)               (2.58)               (1.28)               (2.51)
                                            ----------           ----------           ----------           ----------
Change in net asset value                        (0.02)                0.14                 0.01                 0.13
                                            ----------           ----------           ----------           ----------
Net asset value, end of period              $    33.96           $    33.98           $    33.98           $    33.97
                                            ==========           ==========           ==========           ==========
Total return                                      3.84%(2)             8.24%(2)             3.77%(2)             7.98%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)       $   73,839           $   71,482           $    5,310           $    7,010
Ratio to average net assets of:
 Operating expenses                               0.55%(1)             0.55%(1)             0.80%(1)             0.80%(1)
 Net investment income                            7.23%(1)             7.15%(1)             6.89%(1)             6.91%(1)
Portfolio turnover                                  82%(2)              199%(2)               82%(2)              199%(2)

(1) Annualized
(2) Not annualized
(3) Computed using average shares outstanding.
(4) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.09 per share, respectively.
(5) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.09 per share, respectively.


                       See Notes to Financial Statements

INSTITUTIONAL GROWTH STOCK PORTFOLIO


INVESTMENT ADVISER'S REPORT

     For the six months ended June 30, 1997, Class X shares returned 14.08% and Class Y shares earned 13.95% compared with a return of 20.53% for the S&P 500 Stock Index.* All of these figures assume reinvestment of dividends and are net of fees.

     On April 1, the S&P 500 was barely 2% above the beginning of the year, and was headed lower. But then signs of slowing economic growth appeared and the market took off. The S&P 500 Stock Index ended the latest three-month period with a 17.5% advance. While the market advance was broad, the 50 largest capitalization stocks in the index continue to significantly outperform the averages.

     The price acceleration of these very large-capitalization stocks from levels most felt were already expensive relative to the market, continued to create a very difficult environment for active managers. Our performance during the reporting period lagged the S&P 500 Stock Index, as did the results of the vast majority of active managers. The S&P index funds were up 20.27% year-to-date, while the average growth fund was up 14.28%, according to Lipper Analytical Services, Inc.**

     Our overweighted position in financial-service stocks has been a positive contributor to performance all year. And, although our health-care holdings slightly lagged the market, this was the top-performing sector and we were significantly overweighted, which helped returns.

     Performance was limited by our holdings in the technology and capital goods sectors where our exposure was equal to the index, but the specific holdings underperformed. Our underperformance came in large part from what we didn't own -- top-performing very large-capitalization stocks such as Microsoft and General Electric. Leading portfolio themes during the quarter included 21st Century Medicine (Lilly, Elan and Guidant), and Deregulating Financial Services (Travelers, American Express and Franklin Resources).

     We reduced our exposure to energy, basic materials and capital goods, using the proceeds to build up our position in technology and financial services and increase our weightings in consumer staples and health-care.

OUTLOOK

     We expect continued moderate economic growth, stable-to-lower interest rates and continued low inflation. Despite concerns about the current level of equity valuations, we believe this economic and market cycle can continue given accommodative Federal Reserve monetary policy. In this environment we are focusing on companies with the strongest earnings growth and the best earnings visibility. Healthcare, financial services and technology remain our most emphasized sectors.





 * The S&P 500 Stock Index is an unmanaged, commonly used measure of total return stock performance.

** The Lipper index fund universe includes a peer group of 68 funds, and the growth stock fund universe includes a peer group of 840 funds, according to Lipper Analytical Services, Inc.

Institutional Growth Stock Portfolio
--------------------------------------------------------------------------------


                          INVESTMENTS AT JUNE 30, 1997
                                   (Unaudited)


                                                  SHARES     VALUE
                                                  -------- -----------
COMMON STOCKS--90.6%
Aerospace & Defense--1.5%
  United Technologies Corp.    ..................   13,900   $1,153,700
                                                            -----------
Banks--5.0%
  BankAmerica Corp.   ...........................   19,600    1,265,425
  Citicorp   ....................................   10,900    1,314,131
  Mellon Bank Corp.   ...........................   28,000    1,263,500
                                                            -----------
                                                              3,843,056
                                                            -----------
Beverages--1.6%
  PepsiCo, Inc.    ..............................   32,300    1,213,269
                                                            -----------
Chemical--1.7%
  Monsanto Co.  .................................   31,000    1,334,938
                                                            -----------
Computer Software & Services--1.1%
  HBO & Co.  ....................................   11,800      812,725
                                                            -----------
Conglomerates--1.7%
  Tyco International Ltd.   .....................   19,100    1,328,644
                                                            -----------
Cosmetics & Soaps--4.1%
  Colgate-Palmolive Co.  ........................   15,000      978,750
  Gillette Co.  .................................   14,380    1,362,505
  Procter & Gamble Co.   ........................    5,900      833,375
                                                            -----------
                                                              3,174,630
                                                            -----------
Diversified Financial Services--8.9%
  American Express Co.   ........................   14,500    1,080,250
  Associates First Capital Corp. Class A   ......   19,900    1,104,450
  Federal National Mortgage Assoc.   ............   27,900    1,217,137
  Franklin Resources, Inc.  .....................   17,900    1,298,869
  T. Rowe Price Associates  .....................   16,500      851,812
  Travelers Group, Inc.  ........................   20,433    1,288,556
                                                            -----------
                                                              6,841,074
                                                            -----------
Diversified Miscellaneous--1.3%
  Equifax, Inc. .................................   26,700      992,906
                                                            -----------
Electronics--4.0%
  Intel Corp.   .................................    8,500    1,205,406
  Perkin Elmer Corp.  ...........................   13,900    1,105,919
  Xilinx, Inc. (b)    ...........................   16,000      785,000
                                                            -----------
                                                              3,096,325
                                                            -----------
Entertainment, Leisure & Gaming--1.1%
  Walt Disney Co.  ..............................   10,100      810,525
                                                            -----------
Food--1.8%
  Ralston-Ralston Purina Group    ...............   16,300    1,339,656
                                                            -----------
Healthcare--Drugs--6.4%
  Amgen, Inc. (b)  ..............................   16,400      953,250
  Eli Lilly & Co.  ..............................   18,100    1,978,556
  Merck & Co., Inc.   ...........................   19,400    2,007,900
                                                            -----------
                                                              4,939,706
                                                            -----------
Hospital Management & Services--2.5%
  Health Management Association, Inc.
    Class A (b)    ..............................   32,200      917,700
  Tenet Healthcare Corp. (b)   ..................   34,100    1,008,081
                                                            -----------
                                                              1,925,781
                                                            -----------


                                                  SHARES     VALUE
                                                  -------- -----------
Insurance--3.8%
  Aetna, Inc.   .................................   13,000   $1,330,875
  Allstate Corp.   ..............................   17,000    1,241,000
  Hartford Life, Inc. Class A (b)    ............    9,000      337,500
                                                            -----------
                                                              2,909,375
                                                            -----------
Machinery--1.7%
  Deere & Co.   .................................   23,500    1,289,563
                                                            -----------
Medical Products & Supplies--5.7%
  Boston Scientific Corp. (b)  ..................   15,500      952,281
  Guidant Corp.    ..............................   11,500      977,500
  Johnson & Johnson   ...........................   24,500    1,577,188
  Medtronic, Inc.  ..............................   11,000      891,000
                                                            -----------
                                                              4,397,969
                                                            -----------
Natural Gas--1.3%
  Burlington Resources, Inc.   ..................   23,000    1,014,875
                                                            -----------
Office & Business Equipment--5.7%
  Compaq Computer Corp. (b)    ..................   13,200    1,310,100
  EMC Corp. (b)    ..............................   20,400      795,600
  Gateway 2000, Inc. (b)    .....................   31,600    1,025,025
  International Business Machines Corp.   .......   13,900    1,253,606
                                                            -----------
                                                              4,384,331
                                                            -----------
Oil--1.3%
  Valero Energy Corp.    ........................   26,400      957,000
                                                            -----------
Oil Service & Equipment--5.2%
  BJ Services Co. (b)    ........................   12,200      654,225
  Diamond Offshore Drilling, Inc. (b)   .........    8,100      632,813
  Halliburton Co.  ..............................   17,300    1,371,025
  Schlumberger Ltd.   ...........................   10,500    1,312,500
                                                            -----------
                                                              3,970,563
                                                            -----------
Paper & Forest Products--1.1%
  Kimberly Clark Corp.   ........................   16,500      820,875
                                                            -----------
Pollution Control--0.9%
  U.S. Filter Corp. (b)  ........................   26,300      716,675
                                                            -----------
Professional Services--2.2%
  Federal Express Corp. (b)    ..................   18,000    1,039,500
  HFS, Inc. (b)    ..............................   10,500      609,000
                                                            -----------
                                                              1,648,500
                                                            -----------
Publishing, Broadcasting, Printing & Cable--2.5%
  Gannett Co., Inc.   ...........................    9,600      948,000
  New York Times Co. Class A   ..................   19,800      980,100
                                                            -----------
                                                              1,928,100
                                                            -----------
Retail--5.6%
  Borders Group, Inc. (b)   .....................   50,500    1,218,312
  Costco Co., Inc. (b)   ........................   37,000    1,216,375
  Home Depot, Inc.    ...........................   15,600    1,075,425
  Lowe's Companies, Inc.    .....................   21,700      805,613
                                                            -----------
                                                              4,315,725
                                                            -----------
Retail--Drug--1.6%
  CVS Corp.  ....................................   24,500    1,255,625
                                                            -----------


                       See Notes to Financial Statements

Institutional Growth Stock Portfolio
--------------------------------------------------------------------------------


                                            SHARES     VALUE
                                            -------- ------------
Telecommunications Equipment--3.3%
  Cisco Systems, Inc. (b)   ...............   18,600   $ 1,248,525
  Motorola, Inc.   ........................   17,000     1,292,000
                                                      ------------
                                                         2,540,525
                                                      ------------
Tobacco--2.2%
  Philip Morris Companies, Inc.   .........   38,800     1,721,750
                                                      ------------
Utility--Telephone--3.8%
  GTE Corp.  ..............................   17,800       780,975
  SBC Communications, Inc.  ...............   13,600       841,500
  Sprint Corp.  ...........................   23,800     1,252,475
                                                      ------------
                                                         2,874,950
                                                      ------------
TOTAL COMMON STOCKS
  (Identified cost $55,806,616)  ..................     69,553,336
                                                      ------------
FOREIGN COMMON STOCKS--6.9%
Cosmetics & Soaps--1.9%
  Unilever NV (Netherlands)    ............    6,600     1,438,800
                                                      ------------
Healthcare--Drugs--1.4%
  Elan PLC Sponsored ADR (Ireland) (b)  ...   25,000     1,131,250
                                                      ------------
Oil Service & Equipment--1.7%
  Elf Aquitane Sponsored ADR (France)   ...   24,000     1,306,500
                                                      ------------
Telecommunications Equipment--1.9%
  Nokia Corp. Sponsored ADR (Finland)   ...   19,500     1,438,125
                                                      ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,299,222).....................      5,314,675
                                                      ------------
TOTAL LONG-TERM INVESTMENTS--97.5%
  (Identified cost $60,105,838)  ..................     74,868,011
                                                      ------------


                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)          VALUE
                                 ---------- -------- ------------------
SHORT-TERM OBLIGATIONS--6.5%
Commercial Paper--6.5%
 McKenna Triangle National
    Corp. 6.25%, 7-1-97   ......  A-1+        $2,300    $   2,300,000
 Preferred Receivables
    Funding Corp. 5.57%,
    7-1-97    ..................  A-1          1,705        1,705,000
 Southwestern Bell
    Telephone Co. 6.15%,
    7-1-97    ..................  A-1+         1,020        1,020,000
                                                        --------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $5,025,000) .....................         5,025,000
                                                        --------------
TOTAL INVESTMENTS--104.0%
 (Identified cost $65,130,838)   ..................        79,893,011(a)
 Cash and receivables, less liabilities--(4.0%)            (3,084,012)
                                                        --------------
NET ASSETS--100.0%   ..............................     $  76,808,999
                                                        ==============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,261,177 and gross depreciation of $571,563 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $65,203,397.
(b) Non-income producing.


                        See Notes to Financial Statements

Institutional Growth Stock Portfolio
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)


Assets
Investment securities at value
 (Identified cost $65,130,838)                             $79,893,011
Cash                                                             7,166
Receivables
 Investment securities sold                                  4,515,183
 Dividends and interest                                         95,583
 Fund shares sold                                               55,920
                                                           ------------
  Total assets                                              84,566,863
                                                           ------------
Liabilities
Payables
 Investment securities purchased                             1,654,733
 Fund shares repurchased                                     6,006,233
 Investment advisory fee                                        41,334
 Financial agent fee                                             5,096
 Distribution fee                                                4,081
 Transfer agent fee                                              3,010
 Trustees' fee                                                     779
Accrued expenses                                                42,598
                                                           ------------
  Total liabilities                                          7,757,864
                                                           ------------
Net Assets                                                 $76,808,999
                                                           ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest           $48,682,087
Undistributed net investment loss                             (108,996)
Accumulated net realized gain                               13,473,735
Net unrealized appreciation                                 14,762,173
                                                           ------------
Net Assets                                                 $76,808,999
                                                           ============
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $57,587,149)           1,275,203
Net asset value and offering price per share                    $45.16
Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $19,221,850)             425,520
Net asset value and offering price per share                    $45.17


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1997
                                   (Unaudited)


Investment Income
Dividends                                              $   520,268
Interest                                                   169,682
                                                       ------------
  Total investment income                                  689,950
                                                       ------------
Expenses
Investment advisory fee                                    283,141
Distribution fee--Class Y                                   27,575
Financial agent fee                                         30,745
Transfer agent                                              26,367
Registration                                                23,202
Custodian                                                   11,068
Professional                                                 7,466
Trustees                                                     6,788
Printing                                                     2,142
Miscellaneous                                                6,254
                                                       ------------
  Total expenses                                           424,748
  Less expenses borne by investment adviser                (66,842)
                                                       ------------
  Net expenses                                             357,906
                                                       ------------
Net investment income                                      332,044
                                                       ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                         13,300,006
Net realized loss on foreign currency transactions            (132)
Net change in unrealized appreciation (depreciation)
  on investments                                        (1,544,974)
                                                       ------------
Net gain on investments                                 11,754,900
                                                       ------------
Net increase in net assets resulting from
  operations                                           $12,086,944
                                                       ============


                       See Notes to Financial Statements

Institutional Growth Stock Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                       Six Months
                                                                                         Ended          From Inception
                                                                                      June 30, 1997     March 1, 1996 to
                                                                                       (Unaudited)      December 31, 1996
                                                                                      ---------------   ------------------
From Operations
 Net investment income                                                                $    332,044       $      930,570
 Net realized gain                                                                      13,299,874           28,236,436
 Net change in unrealized appreciation (depreciation)                                   (1,544,974)         (12,435,676)
                                                                                      -------------      --------------
 Increase in net assets resulting from operations                                       12,086,944           16,731,330
                                                                                      -------------      --------------
From Distributions to Shareholders
 Net investment income--Class X                                                           (410,294)            (835,353)
 Net investment income--Class Y                                                            (97,399)             (86,185)
 Net realized gains--Class X                                                           (10,155,575)         (12,433,098)
 Net realized gains--Class Y                                                            (3,084,783)          (2,389,027)
                                                                                      -------------      --------------
 Decrease in net assets from distributions to shareholders                             (13,748,051)         (15,743,663)
                                                                                      -------------      --------------
From Share Transactions
Class X
 Proceeds from sales of shares (83,541 and 200,121 shares, respectively)                 4,143,930            9,732,878
 Net asset value of shares issued from reinvestment of distributions (231,641 and
  275,344 shares, respectively)                                                         10,565,159           13,268,434
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account S (0 and 3,807,589 shares, respectively)                                     --          182,803,604
 Cost of shares repurchased (784,747 and 2,538,286 shares, respectively)               (38,434,352)        (124,359,905)
                                                                                      -------------      --------------
Total                                                                                  (23,725,263)          81,445,011
                                                                                      -------------      --------------
Class Y
 Proceeds from sales of shares (25,487 and 68,980 shares, respectively)                  1,268,612            3,405,171
 Net asset value of shares issued from reinvestment of distributions (69,754 and
  51,358 shares, respectively)                                                           3,182,172            2,475,206
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account S (0 and 493,631 shares, respectively)                                       --           23,699,396
 Cost of shares repurchased (154,198 and 129,492 shares, respectively)                  (7,971,872)          (6,295,994)
                                                                                      -------------      --------------
Total                                                                                   (3,521,088)          23,283,779
                                                                                      -------------      --------------
 Increase (decrease) in net assets from share transactions                             (27,246,351)         104,728,790
                                                                                      -------------      --------------
 Net increase (decrease) in net assets                                                 (28,907,458)         105,716,457
Net Assets
 Beginning of period                                                                   105,716,457                    0
                                                                                      -------------      --------------
 End of period (including undistributed net investment income (loss) of
  ($108,996) and $66,653, respectively)                                               $ 76,808,999       $  105,716,457
                                                                                      =============      ==============


                        See Notes to Financial Statements

Institutional Growth Stock Portfolio
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)


                                                          Class X                              Class Y
                                             ----------------------------------   ---------------------------------
                                              Six Months                           Six Months
                                                Ended          From Inception        Ended          From Inception
                                               6/30/97           3/1/96 to          6/30/97          3/1/96 to
                                              (Unaudited)        12/31/96          (Unaudited)        12/31/96
                                             ---------------   ----------------   ---------------   ---------------
Net asset value, beginning of period         $    47.42         $    48.01        $    47.43        $    48.01
Income from investment operations(6)
 Net investment income                             0.26(4)            0.34(4)           0.18(5)           0.18(5)
 Net realized and unrealized gain (loss)           6.51               4.89              6.51              4.95
                                             ----------         ----------        ----------        ----------
  Total from investment operations                 6.77               5.23              6.69              5.13
                                             ----------         ----------        ----------        ----------
Less distributions
 Dividends from net investment income             (0.35)             (0.30)            (0.27)            (0.19)
 Distributions from net realized gains            (8.68)             (5.52)            (8.68)            (5.52)
                                             ----------         ----------        ----------        ----------
  Total distributions                             (9.03)             (5.82)            (8.95)            (5.71)
                                             ----------         ----------        ----------        ----------
Change in net asset value                         (2.26)             (0.59)            (2.26)            (0.58)
                                             ----------         ----------        ----------        ----------
Net asset value, end of period               $    45.16         $    47.42        $    45.17        $    47.43
                                             ==========         ==========        ==========        ==========
Total return                                      14.08%(2)          10.71%(2)         13.95%(2)         10.48%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)        $   57,587         $   82,739        $   19,222        $   22,978
Ratio to average net assets of:
 Operating expenses                                0.70%(1)           0.70%(1)          0.95%(1)          0.95%(1)
 Net investment income                             0.76%(1)           0.65%(1)          0.52%(1)          0.39%(1)
Portfolio turnover                                   64%(2)             99%(2)            64%(2)            99%(2)
Average commission rate paid(3)              $   0.0522         $   0.0543        $   0.0522        $   0.0543

(1) Annualized
(2) Not annualized
(3) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(4) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.04, respectively.
(5) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.04, respectively.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.


                       See Notes to Financial Statements

INSTITUTIONAL MONEY MARKET PORTFOLIO


INVESTMENT ADVISER'S REPORT

     As of June 30, 1997, the seven-day current yield was 5.24% for Class X shares and 4.99% for Class Y shares. These results compare favorably with the IBC Money Fund Average of 4.97% as reported by IBC's Money Fund Report.* Current yield is a seven-day annualized yield computed by dividing the average net income earned per share during the seven days preceding the date of calculation by the average daily net asset value per share for the same period multiplied by 365.

     The fixed-income market experienced significant swings in interest rates during the first half of 1997. The first quarter was dominated by strong economic growth, strong payroll numbers and strong consumer confidence data. The Federal Reserve's decision to tighten monetary policy in late March was long-awaited and much debated. In the second quarter economic releases began to support a slower growth scenario, while the inflation environment remained contained. High cash levels in the short-term market and lack of new issues, as well as the unlikelihood of a further Fed tightening of monetary policy, caused interest rates to fall.

     The Portfolio's average maturity was kept slightly shorter during the first three months of the year as a defensive strategy. In the second quarter, we gradually lengthened the average maturity to neutral so that the Portfolio would be well-positioned should rates move in either direction. We continued to emphasize high-quality commercial paper and variable-rate instruments to enhance yield. The average credit quality remains A1/P1.


OUTLOOK

     Looking forward, we continue to anticipate a volatile fixed-income market. Recent economic data has supported a slowdown in activity, but many key areas remain quite strong. Resurgence of economic activity, especially in consumer-related segments, is likely to place the market on alert for higher interest rates.

     Our emphasis will continue to be credit quality, focusing on higher yielding issues, such as commercial paper and variable-rate instruments. Given the uncertainty in the market, we will maintain a neutral position and be monitoring any movement in rates or shifts in yield spreads to identify attractive trading opportunities.




* The IBC Money Fund Average is an average of "first tier" taxable money-market funds as reported in IBC's Money Fund Report.

Institutional Money Market Portfolio
--------------------------------------------------------------------------------


                          INVESTMENTS AT JUNE 30, 1997
                                   (Unaudited)


 Face
Amount                                      Interest   Maturity
(000)     Description                         Rate       Date        Value
--------  -------------                     ---------- ----------  -----------
FEDERAL AGENCY SECURITIES--5.1%
  500     Federal Home Loan Banks   ......    5.78%    01/28/98      500,000
                                                                   -----------
                                                        Reset
                                                         Date
                                                        -------
FEDERAL AGENCY SECURITIES--VARIABLE--32.6% (b)
1,500     Student Loan Marketing
          Assoc. (final maturity
          11/24/97)  .....................    5.24     07/01/97    1,500,000
1,000     Student Loan Marketing
          Assoc. (final maturity
          02/22/99)  .....................    5.27     07/01/97    1,000,000
  700     Federal National Mortgage
          Assoc. (final maturity
          12/14/98)  .....................    5.29     09/14/97      699,440
                                                                   -----------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                          3,199,440
                                                                   -----------


                               Standard
                               & Poor's           Maturity
                                Rating              Date
                               -----------        ----------
COMMERCIAL PAPER--67.1%
   435   Donnelly (R.R.) &
         Sons Co. ............    A-1      6.25   07/01/97   435,000
   275   AlliedSignal, Inc. ..    A-1      5.55   07/07/97   274,746
   235   AlliedSignal, Inc. ..    A-1      5.56   07/07/97   234,782
   385   Southwestern Bell
         Telephone Co.  ......    A-1+     5.60   07/07/97   384,641
   265   Du Pont (E.I.) de
         Nemours & Co.  ......    A-1+     5.60   07/08/97   264,711
   200   Goldman Sachs &
         Co.   ...............    A-1+     5.55   07/08/97   199,784
   150   Preferred
         Receivables
         Funding Corp.  ......    A-1      5.65   07/09/97   149,812
   200   Coca-Cola Co.  ......    A-1+     5.55   07/10/97   199,722
   225   Preferred
         Receivables
         Funding Corp.  ......    A-1      5.57   07/14/97   224,547


 Face                          Standard
Amount                         & Poor's   Interest   Maturity
 (000)       Description        Rating      Rate       Date            Value
-------- --------------------- ---------- ---------- ---------- ------------------
COMMERCIAL PAPER--continued
 250     Private Export
         Funding Corp.  ......   A-1+       5.53%    07/14/97    $       249,501
 255     Private Export
         Funding Corp.  ......   A-1+       5.56     07/14/97            254,488
 500     Receivables Capital
         Corp. ...............   A-1+       5.57     07/15/97            498,917
 250     General Electric
         Capital Corp.  ......   A-1+       5.55     07/22/97            250,000
 300     Colgate-Palmolive
         Co.   ...............    A-1       5.52     07/28/97            298,758
 250     General Electric
         Capital Corp.  ......   A-1+       5.55     07/31/97            248,844
 250     Enterprise Funding
         Corp. ...............   A-1+       5.71     08/20/97            248,017
 295     Beta Finance, Inc.      A-1+       5.30     08/26/97            292,568
 200     Schering Corp. ......   A-1+       5.65     09/09/97            197,803
 250     CXC, Inc.   .........   A-1+       5.60     09/10/97            247,239
 200     Merrill Lynch &
         Co., Inc.   .........   A-1+       5.70     09/17/97            197,530
 250     Greenwich Funding
         Corp. ...............   A-1+       5.60     09/22/97            246,772
 250     Greenwich Funding
         Corp. ...............   A-1+       5.65     09/22/97            246,743
 250     Goldman Sachs &
         Co.   ...............   A-1+       5.61     10/09/97            246,104
 250      Corporate
         Receivables
         Corp. ...............    A-1       5.75     10/24/97            245,408
 255     Enterprise Funding
         Corp. ...............   A-1+       5.69     02/27/98            245,287
                                                                 ----------------
 TOTAL COMMERCIAL PAPER  ....................................          6,581,724
                                                                 ----------------
 TOTAL INVESTMENTS--104.8%
  (Identified cost $10,281,164) .............................         10,281,164(a)
  Cash and receivables, less liabilities--(4.8%)  ...........           (471,014)
                                                                 ----------------
 NET ASSETS--100.0%  ........................................    $     9,810,150
                                                                 ================



(a) Federal Income Tax Information: At June 30, 1997, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rate currently in effect.


                       See Notes to Financial Statements

Institutional Money Market Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)


Assets
Investment securities at value
  (Identified cost $10,281,164)                              $10,281,164
Cash                                                               8,068
Receivables
 Fund shares sold                                                 53,440
 Interest                                                         29,669
 Receivable from adviser                                          12,996
                                                             ------------
  Total assets                                                10,385,337
                                                             ------------
Liabilities
Payables
 Fund shares repurchased                                         525,513
 Dividend distributions                                            8,739
 Financial agent fee                                               3,865
 Transfer agent fee                                                3,111
 Trustees' fee                                                       815
 Distribution fee                                                    291
Accrued expenses                                                  32,853
                                                             ------------
  Total liabilities                                              575,187
                                                             ------------
Net Assets                                                   $ 9,810,150
                                                             ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $ 9,810,150
                                                             ------------
Net Assets                                                   $ 9,810,150
                                                             ============
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $8,274,880)              8,274,880
Net asset value and offering price per share                       $1.00
Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,535,270)              1,535,270
Net asset value and offering price per share                       $1.00


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1997
                                   (Unaudited)


Investment Income
Interest                                         $  346,277
                                                 ----------
  Total investment income                           346,277
                                                 ----------
Expenses
Investment advisory fee                              15,782
Distribution fee--Class Y                             2,137
Financial agent fee                                  23,307
Transfer agent                                       23,630
Registration                                         23,113
Trustees                                              7,023
Professional                                          6,579
Custodian                                             6,328
Printing                                              3,459
Miscellaneous                                         3,443
                                                 ----------
  Total expenses                                    114,801
  Less expenses borne by investment adviser         (90,569)
                                                 ----------
  Net expenses                                       24,232
                                                 ----------
Net investment income                               322,045
                                                 ----------
Net increase in net assets resulting from
  operations                                     $  322,045
                                                 ==========


                        See Notes to Financial Statements

Institutional Money Market Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                    Six Months
                                                                                      Ended          From Inception
                                                                                   June 30, 1997     March 1, 1996 to
                                                                                    (Unaudited)      December 31, 1996
                                                                                   ---------------   ------------------
From Operations
 Net investment income                                                             $    322,045        $     563,801
                                                                                   -------------       -------------
 Increase in net assets resulting from operations                                       322,045              563,801
                                                                                   -------------       -------------
From Distributions to Shareholders
 Net investment income--Class X                                                        (280,396)            (454,271)
 Net investment income--Class Y                                                         (41,649)            (109,530)
                                                                                   -------------       -------------
 Decrease in net assets from distributions to shareholders                             (322,045)            (563,801)
                                                                                   -------------       -------------
From Share Transactions
Class X
 Proceeds from sales of shares (5,361,102 and 17,010,234 shares, respectively)        5,361,102           17,010,234
 Net asset value of shares issued from reinvestment of distributions
  (273,649 and 438,107 shares, respectively)                                            273,649              438,107
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account G (0 and 8,106,057 shares, respectively)                                  --            8,106,057
 Cost of shares repurchased (12,541,402 and 10,372,867 shares, respectively)        (12,541,402)         (10,372,867)
                                                                                   -------------       -------------
Total                                                                                (6,906,651)          15,181,531
                                                                                   -------------       -------------
Class Y
 Proceeds from sales of shares (481,561 and 2,849,561 shares, respectively)             481,561            2,849,561
 Net asset value of shares issued from reinvestment of distributions
  (41,668 and 105,240 shares, respectively)                                              41,668              105,240
 Net asset value of shares issued in conjunction with conversion of PHL
  Pooled Separate Account G (0 and 2,666,813 shares, respectively)                           --            2,666,813
 Cost of shares repurchased (1,117,613 and 3,491,960 shares, respectively)           (1,117,613)          (3,491,960)
                                                                                   -------------       -------------
Total                                                                                  (594,384)           2,129,654
                                                                                   -------------       -------------
 Increase (decrease) in net assets from share transactions                           (7,501,035)          17,311,185
                                                                                   -------------       -------------
 Net increase (decrease) in net assets                                               (7,501,035)          17,311,185
Net Assets
 Beginning of period                                                                 17,311,185                    0
                                                                                   -------------       -------------
 End of period                                                                     $  9,810,150        $  17,311,185
                                                                                   =============       =============


                       See Notes to Financial Statements

Institutional Money Market Portfolio
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)


                                                       Class X                              Class Y
                                          ----------------------------------   ---------------------------------
                                           Six Months                           Six Months
                                             Ended          From Inception        Ended          From Inception
                                            6/30/97           3/1/96 to          6/30/97          3/1/96 to
                                           (Unaudited)        12/31/96          (Unaudited)        12/31/96
                                          ---------------   ----------------   ---------------   ---------------
Net asset value, beginning of period      $     1.00         $     1.00        $     1.00        $     1.00
Income from investment operations
 Net investment income                         0.026(1)           0.043(1)          0.024(2)          0.040(2)
                                          ----------         ----------        ----------        ----------
  Total from investment operations             0.026              0.043             0.024             0.040
                                          ----------         ----------        ----------        ----------
Less distributions
 Dividends from net investment income         (0.026)            (0.043)           (0.024)           (0.040)
                                          ----------         ----------        ----------        ----------
Change in net asset value                         --                 --                --                --
                                          ----------         ----------        ----------        ----------
Net asset value, end of period            $     1.00         $     1.00        $     1.00        $     1.00
                                          ==========         ==========        ==========        ==========
Total return                                    2.58%(4)           4.34%(4)          2.45%(4)          4.11%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)     $    8,275         $   15,182        $    1,535        $    2,130
Ratio to average net assets of:
 Operating expenses                             0.35%(3)           0.35%(3)          0.60%(3)          0.60%(3)
 Net investment income                          5.14%(3)           5.08%(3)          4.87%(3)          4.84%(3)

(1) Includes reimbursement of operating expenses by investment adviser of less than $0.01.
(2) Includes reimbursement of operating expenses by investment adviser of less than $0.01.
(3) Annualized
(4) Not annualized


                        See Notes to Financial Statements

INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO


INVESTMENT ADVISER'S REPORT

     For the six-month reporting period, Class X shares provided a total return of 2.89% and Class Y shares returned 2.72%, performing in line with its benchmark, the Lehman Brothers 1-2.99 Year Government Bond Index, which earned 2.88%.* All performance figures assume reinvestment of dividends and are net of fees.

     Favorable market conditions prevailed during the last half of the reporting period as market participants benefited from lower volatility and solid fundamental credit conditions. Fixed-income investors were rewarded for taking incremental credit risk as the credit-sensitive and mortgage sectors were among the top performers.

     As spreads between Treasuries and mortgages widened, we began adding to our weighting in mortgage-backed securities, which contributed significantly to performance. The Portfolio contains both premium and discount securities because no single sector of the mortgage-backed securities market currently appears most attractive. Our focus is on identifying issues that are inefficiently priced and provide the highest yield.

OUTLOOK

     The bond market is likely to remain quite volatile given the current uncertainty over the strength of the economy and the outlook for inflation. We will continue to monitor yield spreads between Treasuries and agency mortgage-backed issues to determine the best value.

     Duration will be kept equal to its benchmark to minimize interest rate surprises. As always, we will continue to conservatively manage the Portfolio, emphasizing those sectors that we believe possess the best risk/reward potential.






* The Lehman Brothers 1-2.99 Year Government Bond Index is an unmanaged, commonly used measure of total return performance of short-term government securities.

Institutional U.S. Government Securities Portfolio
--------------------------------------------------------------------------------


                          INVESTMENTS AT JUNE 30, 1997
                                  (Unaudited)


                                                        STANDARD      PAR
                                                        & POOR'S     VALUE
                                                        RATING       (000)            VALUE
                                                        ----------   --------   -------------------
U.S. GOVERNMENT AND AGENCY SECURITIES--91.0%
U.S. Treasury Notes--41.6%
 U.S. Treasury Notes 5.875%, '98  .....................   AAA        $  250      $      249,688
 U.S. Treasury Notes 5.875%, '99  .....................   AAA           500             498,825
 U.S. Treasury Notes 6%, '99   ........................   AAA         1,500           1,497,480
 U.S. Treasury Notes 6.25%, '02   .....................   AAA           750             745,544
 U.S. Treasury Notes 6.50%, '06   .....................   AAA           500             497,555
                                                                                 ---------------
                                                                                      3,489,092
                                                                                 ---------------
Agency Mortgage-Backed Securities--49.4%
 FHLMC 4.75%, '11  ....................................   AAA            31              30,830
 FNMA 5.75%, '02   ....................................   AAA           129             128,364
 FNMA 5.25%, '13   ....................................   AAA         2,000           1,987,620
 FNMA 5.50%, '14   ....................................   AAA         2,000           1,990,680
                                                                                 ---------------
                                                                                      4,137,494
                                                                                 ---------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $7,611,793)   .............................................        7,626,586
                                                                                 ---------------


                                                        STANDARD      PAR
                                                        & POOR'S     VALUE
                                                        RATING       (000)            VALUE
                                                        ----------   --------   -------------------
MUNICIPAL BONDS--5.4%
 Chicago Public Building Taxable
  7%, '07 (b)   .......................................   AAA        $  450      $      454,712
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
 (Identified cost $447,770) ...............................................             454,712
                                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--96.4%
 (Identified cost $8,059,563)  ............................................           8,081,298
                                                                                 ---------------
SHORT-TERM OBLIGATIONS--7.0%
Federal Agency Securities--7.0%
 Student Loan Marketing Assoc. 6%, 7-1-97  ........................      585            585,000
                                                                                 ---------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $585,000) .......................................                     585,000
                                                                                 ---------------
TOTAL INVESTMENTS--103.4%
 (Identified cost $8,644,563)  ....................................                   8,666,298(a)
 Cash and receivables, less liabilities--(3.4%)  ......                                (283,229)
                                                                                 ---------------
NET ASSETS--100.0%  .......................................................      $    8,383,069
                                                                                 ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $30,736 and gross depreciation of $9,001 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $8,644,563.
(b) These municipal bonds are fully defeased by U.S. Government Treasury Obligations.


                        See Notes to Financial Statements

Institutional U.S. Government Securities Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)


Assets
Investment securities at value
 (Identified cost $8,644,563)                                $8,666,298
Receivables
 Interest                                                        53,908
 Receivable from adviser                                          2,926
 Fund shares sold                                                    34
                                                             -----------
  Total assets                                                8,723,166
                                                             -----------
Liabilities
Payables
 Custodian                                                        2,101
 Fund shares repurchased                                        297,370
 Financial agent fee                                              6,740
 Transfer agent fee                                               3,541
 Distribution fee                                                   977
 Trustees' fee                                                      561
Accrued expenses                                                 28,807
                                                             -----------
  Total liabilities                                             340,097
                                                             -----------
Net Assets                                                   $8,383,069
                                                             ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $8,565,312
Undistributed net investment income                                 825
Accumulated net realized loss                                  (204,803)
Net unrealized appreciation                                      21,735
                                                             -----------
Net Assets                                                   $8,383,069
                                                             ===========
Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,595,956)               272,315
Net asset value and offering price per share                     $13.21
Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $4,787,113)               362,827
Net asset value and offering price per share                     $13.19


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1997
                                   (Unaudited)


Investment Income
Interest                                                  $  225,311
                                                          ----------
  Total investment income                                    225,311
                                                          ----------
Expenses
Investment advisory fee                                       12,031
Distribution fee--Class Y                                      4,632
Financial agent fee                                           40,663
Registration                                                  21,754
Transfer agent                                                21,114
Professional                                                   7,859
Trustees                                                       6,670
Printing                                                       3,440
Custodian                                                      1,351
Miscellaneous                                                  1,133
                                                          ----------
  Total expenses                                             120,647
  Less expenses borne by investment adviser                  (99,974)
                                                          ----------
  Net expenses                                                20,673
                                                          ----------
Net investment income                                        204,638
                                                          ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               37,804
Net change in unrealized appreciation (depreciation)
  on investments                                              (8,859)
                                                          ----------
Net gain on investments                                       28,945
                                                          ----------
Net increase in net assets resulting from
  operations                                              $  233,583
                                                          ==========


                       See Notes to Financial Statements

Institutional U.S. Government Securities Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                     Six Months
                                                                                       Ended          From Inception
                                                                                    June 30, 1997     March 1, 1996 to
                                                                                     (Unaudited)      December 31, 1996
                                                                                    ---------------   ------------------
From Operations
 Net investment income                                                               $    204,638       $    467,991
 Net realized gain (loss)                                                                  37,804           (236,317)
 Net change in unrealized appreciation (depreciation)                                      (8,859)           193,233
                                                                                     ------------       ------------
 Increase in net assets resulting from operations                                         233,583            424,907
                                                                                     ------------       ------------
From Distributions to Shareholders
 Net investment income--Class X                                                           (94,826)          (297,193)
 Net investment income--Class Y                                                          (108,987)          (170,798)
 In excess of net investment income--Class X                                                   --            (33,911)
 In excess of net investment income--Class Y                                                   --            (19,488)
                                                                                     ------------       ------------
 Decrease in net assets from distributions to shareholders                               (203,813)          (521,390)
                                                                                     ------------       ------------
From Share Transactions
Class X
 Proceeds from sales of shares (17,882 and 68,722 shares, respectively)                   237,210            922,793
 Net asset value of shares issued from reinvestment of distributions (7,178 and
  21,717 shares, respectively)                                                             94,825            285,465
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account U (0 and 826,222 shares, respectively)                                      --         11,033,355
 Cost of shares repurchased (112,708 and 556,698 shares, respectively)                 (1,495,113)        (7,465,688)
                                                                                     ------------       ------------
Total                                                                                  (1,163,078)         4,775,925
                                                                                     ------------       ------------
Class Y
 Proceeds from sales of shares (133,458 and 199,852 shares, respectively)               1,770,334          2,672,950
 Net asset value of shares issued from reinvestment of distributions (8,257 and
  14,474 shares, respectively)                                                            108,985            190,283
 Net asset value of shares issued in conjunction with conversion of PHL Pooled
  Separate Account U (0 and 150,065 shares, respectively)                                      --          2,003,966
 Cost of shares repurchased (51,182 and 92,097 shares, respectively)                     (675,403)        (1,234,180)
                                                                                     ------------       ------------
Total                                                                                   1,203,916          3,633,019
                                                                                     ------------       ------------
 Increase in net assets from share transactions                                            40,838          8,408,944
                                                                                     ------------       ------------
 Net increase in net assets                                                                70,608          8,312,461
Net Assets
 Beginning of period                                                                    8,312,461                  0
                                                                                     ------------       ------------
 End of period (including undistributed net investment income of
  $825 and $0, respectively)                                                         $  8,383,069       $  8,312,461
                                                                                     ============       ============


                        See Notes to Financial Statements

Institutional U.S. Government Securities Portfolio
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)


                                                            Class X                                   Class Y
                                           ----------------------------------------- -----------------------------------------
                                               Six Months                                Six Months
                                                  Ended           From Inception            Ended           From Inception
                                                 6/30/97             3/1/96 to             6/30/97             3/1/96 to
                                               (Unaudited)           12/31/96            (Unaudited)           12/31/96
                                           -------------------- -------------------- -------------------- --------------------
Net asset value, beginning of period        $    13.15           $    13.35           $    13.14           $    13.35
Income from investment operations(6)
 Net investment income                            0.35(3)(4)           0.62(3)(4)           0.31(3)(5)           0.59(3)(5)
 Net realized and unrealized gain (loss)          0.03                 0.02                 0.05                 0.01
                                            ----------           ----------           ----------           ----------
  Total from investment operations                0.38                 0.64                 0.36                 0.60
                                            ----------           ----------           ----------           ----------
Less distributions
 Dividends from net investment income            (0.32)               (0.75)               (0.31)               (0.73)
 In excess of net investment income                 --                (0.09)                  --                (0.08)
                                            ----------           ----------           ----------           ----------
  Total distributions                            (0.32)               (0.84)               (0.31)               (0.81)
                                            ----------           ----------           ----------           ----------
Change in net asset value                         0.06                (0.20)                0.05                (0.21)
                                            ----------           ----------           ----------           ----------
Net asset value, end of period              $    13.21           $    13.15           $    13.19           $    13.14
                                            ==========           ==========           ==========           ==========
Total return                                      2.89%(2)             4.86%(2)             2.72%(2)             4.56%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)       $    3,596           $    4,734           $    4,787           $    3,578
Ratio to average net assets of:
 Operating expenses                               0.40%(1)             0.40%(1)             0.65%(1)             0.65%(1)
 Net investment income                            5.20%(1)             5.58%(1)             4.99%(1)             5.32%(1)
Portfolio turnover                                  92%(2)              175%(2)               92%(2)              175%(2)

(1) Annualized
(2) Not annualized
(3) Computed using average shares outstanding.
(4) Includes reimbursement of operating expenses by investment adviser of $0.16 and $0.19, respectively.
(5) Includes reimbursement of operating expenses by investment adviser of $0.16 and $0.19, respectively.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.


                       See Notes to Financial Statements

INSTITUTIONAL ENHANCED RESERVES PORTFOLIO


INVESTMENT ADVISER'S REPORT

     For the six months ended June 30, Class X shares provided a total return of 2.87% and Class Y shares returned 2.74%, slightly lagging the benchmark, the Merrill Lynch 1-Year Treasury Bill Index, which earned 2.94%.* All performance figures assume reinvestment of dividends and are net of fees.

     The first quarter was dominated by strong economic growth, strong payroll numbers and strong consumer confidence data. Interest rates increased across the maturity spectrum in anticipation of a vigilant Fed dampening the threat of rampant inflation. The interest rate pendulum shifted in the second quarter as economic releases began to support a slower growth scenario with continued low inflation numbers, sending interest rates lower and prices higher.

     Despite the recent rally, the short-term yield curve, as measured by the spread between the three-month Treasury bill and the two-year Treasury note, steepened from 68 to 89 basis points in the first half. Even with the Portfolio's slightly shorter duration, the shift in the yield curve plus our overweighting in floating-rate issues, which had mixed results, limited performance. Asset-backed securities performed well, which helped performance as did our overweighting in high-quality, short-term corporate issues.

OUTLOOK

     Looking forward, we continue to anticipate a volatile fixed-income market. Recent economic data has supported a slowdown in activity, but many key areas remain quite strong. The market has removed the premium embedded for a further Federal Reserve tightening of monetary policy, making interest rate levels appear low.

     Resurgence of economic activity, especially in consumer-related segments, is likely to place the market on alert for higher interest rates. Therefore, we intend to maintain a duration slightly shorter than the benchmark. We will continue to emphasize issues with strong relative value versus Treasuries to enhance portfolio yield.




* The Merrill Lynch 1-Year Treasury Bill Index is an unmanaged, commonly used measure of short-term government bond total return performance.

Institutional Enhanced Reserves Portfolio
--------------------------------------------------------------------------------


                          INVESTMENTS AT JUNE 30, 1997
                                   (Unaudited)


                                               MOODY'S      PAR
                                                BOND       VALUE
                                               RATING      (000)        VALUE
                                               ---------   --------   ------------
U.S. GOVERNMENT AND AGENCY SECURITIES--15.3%
Agency Mortgage-Backed Securities--15.3%
  FNMA 6.50%, '04  ........................... Aaa         $4,950      4,891,219
  FNMA 7.822%, '20 (b)   ..................... Aaa          1,400      1,471,198
  FNMA 8%, '26  .............................. Aaa          4,887      5,005,474
                                                                     ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $11,337,126) ...................................   11,367,891
                                                                     ------------
NON-CONVERTIBLE BONDS--81.7%
Asset-Backed Securities--61.9%
  Amresco 97-2, A9 5.898%, '27
    (b)   .................................... Aaa          2,000      1,999,688
  Case Equipment Loan Trust
    94-C, A2 8.10%, '01  ..................... Aaa          2,403      2,436,362
  CIT RV Trust 96-A, A 5.40%,
    '11   .................................... Aaa          1,873      1,847,218
  Citibank Credit Card Master
    Trust I 96-6, A 5.933%,
    '08 (b)  ................................. Aaa          2,000      2,000,600
  Contimortgage Home Equity
    Loan Trust 97-3, A10
    5.898%, '28 (b)   ........................ Aaa          2,000      1,999,375
  Discover Card Master Trust
    96-4, A 6.063%, '13 (b) .................. Aaa          2,500      2,549,175
  First Chicago Master Trust 93-F,
    5.988%, '00 (b)   ........................ Aaa          2,000      2,006,760
  First Plus Home Loan 96-2, A1
    6.80%, '05  .............................. Aaa          3,189      3,195,781
  Fleetwood Credit Corp. 93-A, A
    6%, '08  ................................. Aaa          2,109      2,098,410
  Ford Credit Grantor Trust 95-A,
    A 5.90%, '00   ........................... Aaa          1,103      1,106,362
  Green Tree Financial Corp.
    96-8, A2 6.55%, '27  ..................... Aaa          3,000      3,014,070
  Green Tree Home Improvement
    96-A, A1 5.70%, '26  ..................... Aaa            695        695,842
  Green Tree Home Improvement
    97-A, 5.878%, '27 (b)   .................. AAA(c)       2,835      2,831,488
  Household Affinity Credit Card
    Master 97-1, A 5.788%,
    '04 (b)  ................................. AAA(c)       2,500      2,498,500
  Household Consumer Loan 96-2,
    A2, 6.008%, '06 (b)  ..................... Aa           3,000      3,005,400
  MBNA Master Credit Card 94-B,
    A 5.684%, '02 (b) ........................ Aaa          2,500      2,508,025
  Student Loan Marketing Assoc.
    97-A1, 5.53%, '05 (b)   .................. Aaa          3,000      2,996,250



                                        MOODY'S      PAR
                                         BOND       VALUE
                                        RATING      (000)            VALUE
                                        ---------   --------   --------------------
Asset-Backed Securities--continued
  Student Loan Marketing Assoc.
    97-2, A1 5.576%, '05 (b)  ......... Aaa         $1,450      $     1,446,375
  The Money Store Home Equity
    Trust 96-C, A1 6.70%, '08 ......... Aaa          1,877            1,880,092
  The Money Store Home Equity
    Trust 95-A, A7 6.27%, '25 (b)       Aaa          2,273            2,285,548
  Western Financial Grantor 95-2,
    A1 7.10%, '00 ..................... Aaa          1,521            1,539,837
                                                                ----------------
                                                                     45,941,158
                                                                ----------------
Banks--6.6%
  Chase Capital II 6.359%,
    '27 (b) ........................... Aa           2,500            2,437,575
  Northern Trust Capital 6.336%,
    '27 (b) ........................... A            2,500            2,463,900
                                                                ----------------
                                                                      4,901,475
                                                                ----------------
Broker-Dealers--3.4%
  Morgan Stanley Group MTNC
    5.851%, '98 (b)  .................. A            2,500            2,500,000
                                                                ----------------
Diversified Financial Services--3.4%
  General Motors Acceptance
    Corp. 5.977%, '02 (b)  ............ A            2,500            2,495,300
                                                                ----------------
Non-Agency Mortgage-Backed Securities--3.6%
  Independent National Mortgage
    Corp. 96-E, A2 6.93%, '26 ......... Aaa          2,702            2,685,395
                                                                ----------------
Retail--2.8%
  Sears Roebuck Co. 8.45%, '98   ...... A            2,000            2,058,548
                                                                ----------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $60,548,398) ..............................        60,581,876
                                                                ----------------
TOTAL LONG-TERM INVESTMENTS--97.0%
 (Identified cost $71,885,524) ..............................        71,949,767
                                                                ----------------
SHORT-TERM OBLIGATIONS--2.5%
Repurchase Agreement-2.5%
  State Street Repurchase Agreement 5.15%
    dated 6/30/97 due 7/1/97, repurchase
    price $1,854,265, collateralized by U.S.
    Treasury Note 6%, 5/31/98, market value
    $1,893,064....................................    1,854           1,854,000
                                                                ----------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $1,854,000)  ..............................         1,854,000
                                                                ----------------
TOTAL INVESTMENTS--99.5%
 (Identified cost $73,739,524) ..............................        73,803,767(a)
  Cash and receivables, less liabilities--0.5%   ............           351,998
                                                                ----------------
NET ASSETS--100.0% ..........................................   $    74,155,765
                                                                ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $156,314 and gross depreciation of $92,071 for income tax purposes. At June 30, 1997, the aggregate cost of securities for income tax purposes was $73,739,524.
(b) Variable or step coupon; interest rate shown reflects the rate currently in effect.
(c) As rated by Standard & Poor's.


                       See Notes to Financial Statements

Institutional Enhanced Reserves Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)


Assets
Investment securities at value
  (Identified cost $73,739,524)                             $ 73,803,767
Cash                                                              68,850
Receivables
 Interest                                                        409,906
                                                            ------------
  Total assets                                                74,282,523
                                                            ------------
Liabilities
Payables
 Dividend distributions                                           74,621
 Financial agent fee                                               9,835
 Investment advisory fee                                           4,688
 Transfer agent fee                                                3,295
 Trustees' fee                                                     1,110
 Distribution fee                                                    656
Accrued expenses                                                  32,553
                                                            ------------
  Total liabilities                                              126,758
                                                            ------------
Net Assets                                                  $ 74,155,765
                                                            ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $ 74,496,669
Undistributed net investment income                               13,193
Accumulated net realized loss                                   (418,340)
Net unrealized appreciation                                       64,243
                                                            ------------
Net Assets                                                  $ 74,155,765
                                                            ============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $72,174,989)             7,258,389
Net asset value and offering price per share                       $9.94
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,980,776)                199,272
Net asset value and offering price per share                       $9.94


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1997
                                   (Unaudited)


Investment Income
Interest                                                  $ 3,181,135
                                                          -----------
  Total investment income                                   3,181,135
                                                          -----------
Expenses
Investment advisory fee                                       122,816
Distribution fee--Class Y                                       2,481
Financial agent fee                                            40,663
Registration                                                   25,040
Transfer agent                                                 16,799
Professional                                                   11,181
Custodian                                                       7,058
Trustees                                                        5,145
Printing                                                        3,405
Miscellaneous                                                     136
                                                          -----------
  Total expenses                                              234,724
  Less expenses borne by investment adviser                   (58,253)
                                                          -----------
  Net expenses                                                176,471
                                                          -----------
Net investment income                                       3,004,664
                                                          -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                               (20,387)
Net change in unrealized appreciation (depreciation)
  on investments                                             (155,789)
                                                          -----------
Net loss on investments                                      (176,176)
                                                          -----------
Net increase in net assets resulting from
  operations                                              $ 2,828,488
                                                          ===========


                        See Notes to Financial Statements

Institutional Enhanced Reserves Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Six Months
                                                                                                Ended        From Inception
                                                                                            June 30, 1997   July 19, 1996 to
                                                                                             (Unaudited)    December 31, 1996
                                                                                           ---------------- ------------------
From Operations
 Net investment income                                                                     $   3,004,664     $    3,138,403
 Net realized loss                                                                               (20,387)          (212,416)
 Net change in unrealized appreciation (depreciation)                                           (155,789)           278,680
                                                                                           --------------    --------------
 Increase in net assets resulting from operations                                              2,828,488          3,204,667
                                                                                           --------------    --------------
From Distributions to Shareholders
 Net investment income--Class X                                                               (2,948,573)        (3,113,690)
 Net investment income--Class Y                                                                  (56,091)            (7,637)
                                                                                           --------------    --------------
 Decrease in net assets from distributions to shareholders                                    (3,004,664)        (3,121,327)
                                                                                           --------------    --------------
From Share Transactions
Class X
 Proceeds from sales of shares (14,620,505 and 18,754,392 shares, respectively)              145,347,082        186,663,642
 Net asset value of shares issued from reinvestment of distributions (294,305 and 291,631
  shares, respectively)                                                                        2,924,717          2,902,589
 Net asset value of shares issued in conjunction with the acquisition of Duff & Phelps
  Enhanced Reserves Fund (0 and 13,730,413 shares, respectively)                                      --        136,554,593
 Cost of shares repurchased (19,915,383 and 20,517,474 shares, respectively)                (197,932,388)      (204,195,925)
                                                                                           --------------    --------------
Total                                                                                        (49,660,589)       121,924,899
                                                                                           --------------    --------------
Class Y
 Proceeds from sales of shares (58,551 and 150,567 shares, respectively)                         581,997          1,500,150
 Net asset value of shares issued from reinvestment of distributions (4,332 and 585
  shares, respectively)                                                                           43,042              5,827
 Cost of shares repurchased (14,763 and 0 shares, respectively)                                 (146,725)                --
                                                                                           --------------    --------------
Total                                                                                            478,314          1,505,977
                                                                                           --------------    --------------
 Increase (decrease) in net assets from share transactions                                   (49,182,275)       123,430,876
                                                                                           --------------    --------------
 Net increase (decrease) in net assets                                                       (49,358,451)       123,514,216
Net Assets
 Beginning of period                                                                         123,514,216                  0
                                                                                           --------------    --------------
 End of period (including undistributed net investment income of $13,193 and
  $13,193, respectively)                                                                   $  74,155,765     $  123,514,216
                                                                                           ==============    ==============


                       See Notes to Financial Statements

Institutional Enhanced Reserves Portfolio
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)


                                                          Class X                              Class Y
                                             ----------------------------------   ---------------------------------
                                              Six Months                           Six Months
                                                Ended          From Inception        Ended          From Inception
                                               6/30/97          7/19/96 to          6/30/97          11/1/96 to
                                              (Unaudited)        12/31/96          (Unaudited)        12/31/96
                                             ---------------   ----------------   ---------------   ---------------
Net asset value, beginning of period          $    9.95         $    9.95          $    9.95         $    9.97
Income from investment operations(5)
 Net investment income                             0.29(3)           0.26(3)            0.28(4)           0.09(4)
 Net realized and unrealized gain (loss)          (0.01)               --              (0.01)            (0.02)
                                              ---------         ---------          ---------         ---------
  Total from investment operations                 0.28              0.26               0.27              0.07
                                              ---------         ---------          ---------         ---------
Less distributions
 Dividends from net investment income             (0.29)            (0.26)             (0.28)            (0.09)
 Distributions from net realized gains               --                --                 --                --
                                              ---------         ---------          ---------         ---------
  Total distributions                             (0.29)            (0.26)             (0.28)            (0.09)
                                              ---------         ---------          ---------         ---------
Change in net asset value                         (0.01)               --              (0.01)            (0.02)
                                              ---------         ---------          ---------         ---------
Net asset value, end of period                $    9.94         $    9.95          $    9.94         $    9.95
                                              =========         =========          =========         =========
Total return                                       2.87%(2)          2.57%(2)           2.74%(2)          0.71%(2)
Ratios/supplemental data:
Net assets, end of period (thousands)         $  72,175         $ 122,010          $   1,981         $   1,504
Ratio to average net assets of:
 Operating expenses                                0.34%(1)          0.34%(1)           0.59%(1)          0.59%(1)
 Net investment income                             5.88%(1)          5.68%(1)           5.65%(1)          5.58%(1)
Portfolio turnover                                   70%(2)           122%(2)             70%(2)           122%(2)

(1) Annualized
(2) Not annualized
(3) Includes reimbursement of operating expenses by investment adviser of $0.01 and less than $0.01, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.01 and less than $0.01, respectively.


                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, seven Portfolios are offered for sale: Balanced Portfolio, Managed Bond Portfolio, Growth Stock Portfolio, Money Market Portfolio, U.S. Government Securities Portfolio, Enhanced Reserves Portfolio, and Real Estate Equity Securities Portfolio. The Real Estate Equity Securities Portfolio is reported separately from these financial statements.

     Each Portfolio has distinct investment objectives. The Balanced Portfolio seeks to provide reasonable income, long-term capital growth and conservation of capital. The Managed Bond Portfolio seeks to generate a high level of current income and capital appreciation. The Growth Stock Portfolio seeks long-term appreciation of capital. The Money Market Portfolio seeks to provide as high a level of current income consistent with capital preservation and liquidity. The U.S. Government Securities Portfolio seeks a high level of current income by investing in U.S. Government guaranteed or backed securities. The Enhanced Reserves Portfolio seeks to provide high current income consistent with preservation of capital.

     Each Portfolio offers both Class X and Class Y shares. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of both classes of shares, except that Class X bears no distribution expenses.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

     The Money Market Portfolio uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Portfolio to maintain a constant net asset value of $1 per share.


B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums except for the Money Market Portfolio and Enhanced Reserves Portfolio, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. Income taxes:

     Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. Distributions to shareholders:

     Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, non-deductible expenses, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited) (Continued)

E. Foreign currency translation:

     Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

     Each of the Portfolios, except U.S. Government Securities Portfolio and Money Market Portfolio, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Portfolio as an unrealized gain (or loss). When the contract is closed or offset, the Portfolio records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Futures contracts:

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Portfolio may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to a Portfolio is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. Options:

     Each Portfolio may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

     Each Portfolio will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

     Each Portfolio may purchase options which are included in the Portfolio's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. Expenses:

     Expenses incurred by the Fund with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.


J. When-Issued and delayed delivery transactions:

     Each Portfolio may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited) (Continued)

NOTE 2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Fund, the Advisers, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL") and Duff & Phelps Management Co. ("DPM"), a subsidiary of Phoenix Duff & Phelps Corporation, are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Portfolio:


                                              1st        $1+
Portfolio                       Adviser   $1 Billion   Billion
------------------------------- --------- ------------ --------
Balanced Portfolio    .........   PIC        0.55%      0.50%
Managed Bond Portfolio   ......   PIC        0.45%      0.40%
Growth Stock Portfolio   ......   PIC        0.60%      0.55%
Money Market Portfolio   ......   PIC        0.25%      0.20%
U.S. Government Securities
  Portfolio  ..................   PIC        0.30%      0.25%
Enhanced Reserves Portfolio       DPM        0.24%      0.19%

     PIC has voluntarily agreed to assume total fund operating expenses of each Portfolio it advises, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 2001, to the extent that such expenses exceed the following percentages of average annual net assets:


                                 Class X     Class Y
                                 ---------   --------
Balanced Portfolio   .........   0.65%       0.90%
Managed Bond Portfolio  ......   0.55%       0.80%
Growth Stock Portfolio  ......   0.70%       0.95%
Money Market Portfolio  ......   0.35%       0.60%
U.S. Government
  Securities Portfolio  ......   0.40%       0.65%

     DPM has voluntarily agreed to reimburse or waive total fund operating expenses of the Enhanced Reserves Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 1997, to the extent that such expenses exceed 0.34% and 0.59%, respectively, of the average annual net assets of Class X and Y, respectively.

     Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of PHL, serves as the national distributor of the Fund's shares. Each Portfolio pays PEPCO a distribution fee of an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class. The distributor has advised the Portfolio that of the total amount expensed for the six months ended June 30, 1997, $12,126 was earned by the Distributor, $11,379 was earned by unaffiliated participants, and $34,562 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.03% of the average daily net assets of each Portfolio through December 31, 1996, and starting on January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 1997, transfer agent fees were $138,596 of which PEPCO retained $148 which is net of fees paid to State Street.

     At June 30, 1997, PHL and affiliates held Portfolio shares which aggregated the following:

                                                    Aggregate
                                                    Net Asset
                                         Shares       Value
                                       ----------- ------------
Balanced Portfolio-Class X   .........     169,482   $ 3,215,074
Balanced Portfolio-Class Y   .........       6,350       120,523
Managed Bond Portfolio-Class X  ......   1,826,413    62,024,985
Managed Bond Portfolio-Class Y  ......       3,298       112,066
Growth Stock Portfolio-Class X  ......           3           135
Growth Stock Portfolio-Class Y  ......       2,787       125,889
Money Market Portfolio-Class X  ......         106           106
Money Market Portfolio-Class Y  ......     106,582       106,582
U.S. Government Securities Portfolio-
  Class X  ...........................           8           106
U.S. Government Securities Portfolio-
  Class Y  ...........................       8,142       107,393

NOTE 3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the six months ended June 30, 1997 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:


                               Purchases         Sales
                               -------------   ------------
Balanced Portfolio    ......     $26,569,201     $41,494,398
Managed Bond Portfolio   ...      49,397,535      37,193,661
Growth Stock Portfolio   ...      57,054,523      95,780,102
Enhanced Reserves
  Portfolio  ...............      39,281,496      54,872,283

     Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 1997, aggregated the following:

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited) (Continued)


                               Purchases         Sales
                               -------------   ------------
Balanced Portfolio    ......     $ 9,072,734     $ 8,889,043
Managed Bond Portfolio   ...      20,880,997      22,625,227
U.S. Government
  Securities Portfolio   ...       7,743,766       6,944,333
Enhanced Reserves
  Portfolio  ...............      23,587,852      32,241,950

     At June 30, 1997, the Balanced Portfolio had outstanding written options as follows:


                            Shares
                           Subject   Expiration   Exercise   Market
      Call Options         to Call      Date        Price     Value
-------------------------- --------- ------------ ---------- --------
Bristol-Myers Squibb Co.     1,600      7/97        $ 80.00    $ 5,200
Colgate-Palmolive Co.  ...   4,000      7/97          70.00        250
Eli Lilly & Co.  .........   1,600      7/97         105.00      9,400
Intel Corp.   ............     700      7/97          90.00         44
International Business
  Machines Corp.    ......   1,800      7/97          90.00      5,400
PepsiCo, Inc.    .........   5,600      7/97          40.00      1,400
Procter & Gamble Co.   ...   1,200      7/97         150.00        525
T. Rowe Price Associates     2,000      7/97          55.00      2,000
                                                              --------
                                                               $24,219
                                                              ========

     Written option activity for the six months ended June 30, 1997 aggregated the following:


     Balanced Portfolio                  Call Options
-------------------------------   --------------------------
                                  Number of      Amount
                                  Options       of Premiums
                                  -----------   ------------
Options outstanding at
  December 31, 1996   .........       --         $      --
Options written ...............      193            26,471
Options canceled in closing
  purchase transactions  ......       (8)           (2,776)
Options expired ...............       --                --
Options exercised  ............       --                --
                                    -----        ---------
Options outstanding at
  June 30, 1997 ...............      185         $  23,695
                                    =====        =========

NOTE 4. MERGERS

     The Fund commenced operations on March 1, 1996, other than the Enhanced Reserves Portfolio which became available for sale on July 19, 1996 following the tax-free reorganization of the Duff & Phelps Enhanced Reserves Fund with the Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio.

     Prior to March 1, 1996, the Portfolios, other than Enhanced Reserves Portfolio, existed as separate accounts of Phoenix Home Life Mutual Insurance Company ("PHL"). Upon commencement of operations, the net assets of each separate account were transferred into the corresponding Portfolio of the Fund in a tax-free exchange for an equal number of shares of that Portfolio, other than the Money Market Portfolio which issued 33,828 shares for each unit of the separate account. The number of shares and dollars issued are listed in each Portfolio's Statement of Changes in Net Assets.

     The net assets of each Portfolio before and after the reorganization are as follows:

                               Before         After
                               ----------   -------------
Balanced Portfolio .........     $100,100     $ 58,215,721
Managed Bond Portfolio   ...      100,100       66,796,561
Growth Stock Portfolio   ...      100,100      206,603,100
Money Market Portfolio   ...      100,100       10,872,970
U.S. Government
  Securities Portfolio   ...      100,100       13,137,421
Enhanced Reserves
  Portfolio  ...............           --      136,554,593

NOTE 5. CAPITAL LOSS CARRYOVERS

     At June 30, 1997, the Portfolios had available for federal income tax purposes unused capital losses as follows:

                                     Expiring in
                                 2003         2004
                                ----------   ---------
U.S. Government
  Securities Portfolio    ...     $     --     $235,004
Enhanced Reserves
  Portfolio   ...............      189,419      128,718

     For the Enhanced Reserves Portfolio, capital loss carryovers include $189,419 acquired in connection with the merger of the Duff & Phelps Enhanced Reserves Fund.


NOTE 6. OTHER

     As of June 30, 1997, the Portfolios had shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with PHL or PDP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                             Number of        % of Total
                           shareholders   shares outstanding
                           -------------- -------------------
Balanced Portfolio  ......       1              19.3%
Managed Bond Portfolio ...       2              26.9%
Growth Stock Portfolio           3              39.6%
Money Market Portfolio ...       3              61.4%
U.S. Government
  Securities Portfolio ...       3              46.0%
Enhanced Reserves
  Portfolio   ............       3              58.0%

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS


PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
101 Munson Street
Greenfield, Massachusetts 01301

Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
William W. Crawford
Harry Dalzell-Payne
William N. Georgeson
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Eileen A. Moran
Everett L. Morris
James M. Oates
Richard A. Pavia
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William J. Newman, Senior Vice President
James D. Wehr, Senior Vice President
Marvin E. Flewellen, Vice President
William E. Keen, III, Vice President/Assistant Secretary
Christopher J. Kelleher, Vice President
Thomas S. Melvin, Jr., Vice President
William R. Moyer, Vice President
Scott C. Noble, Vice President
C. Edwin Riley, Vice President
Barbara Rubin, Vice President
Leonard J. Saltiel, Vice President
Julie L. Sapia, Vice President
Michael Schatt, Vice President
Dorothy J. Skaret, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Advisers
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
(Enhanced Reserves Portfolio)
55 East Monroe Street
Suite 3800
Chicago, Illinois 60603

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

State Street Bank and Trust Company
(Enhanced Reserves Portfolio)
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200







This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the Fund's record and other pertinent information.

[BACK COVER]

                                                                ----------------
Phoenix Duff & Phelps Institutional Mutual Funds                 BULK RATE MAIL
PO Box 2200                                                       U.S. POSTAGE
Enfield CT 06083-2200                                                 PAID
                                                                 SPRINGFIELD, MA
                                                                 PERMIT NO. 444
                                                                ----------------




[LOGO] PHOENIX
       DUFF & PHELPS














PDP 091 (8/97)

[LOGO] PHOENIX
       DUFF & PHELPS





                              PHOENIX DUFF & PHELPS
                           INSTITUTIONAL MUTUAL FUNDS



                     REAL ESTATE EQUITY SECURITIES PORTFOLIO
                                SEMIANNUAL REPORT


                                  JUNE 30, 1997

REAL ESTATE EQUITY SECURITIES PORTFOLIO

INVESTMENT ADVISER'S REPORT

         Since the Portfolio's inception on May 1, 1997, both Class X and Class Y shares generated total returns of 6.40% compared with the NAREIT Equity Total Return Index* return of 7.93%. All performance figures assume reinvestment of dividends and are net of fees.

         Our investment strategy is to emphasize market sectors with strong underlying fundamentals and prospects for growth in excess of market averages as well as sectors that are significantly undervalued on a risk-adjusted basis. The Portfolio benefited from its significant overweighting in hotel and office REITs.

         Real estate securities experienced a minor correction in the beginning of the year, then recovered slightly over the last two months. Performance was impacted by several factors. First, there was a tremendous volume of capital-raising activity, which put downward pressure on prices. In addition, a rise in interest rates resulted in dividend yields that, other than for two brief periods in 1991 and 1994, were below 10-year Treasury yields for the first time since 1989. On a weighted average basis, REIT total return dropped 2.06% from year-end through April, and then experienced a modest recovery in May and June. The recovery was, in part, supported by very strong operational performance. First-quarter growth in funds from operation (FFO) was well above industry analyst expectations, and second-quarter results are also expected to be better-than-projected.


OUTLOOK

         The outlook for REITs for the remainder of 1997 remains very strong for a number of reasons. First, the underlying real estate market continues to evidence stability, with construction levels in most markets trailing expected demand growth. Second, funds from operations multiples -- comparable to a P/E ratio for non-REITs -- are in line with historic levels and well below the broader market P/E ratios. Third, dividend yields, albeit below pre-1996 levels, are higher than at year-end 1996 and provide a very attractive benefit relative to the broader market. As of June 30, 1997, the average dividend yield for REITs was 6.06% compared with a yield of only 1.87% for the S&P 500 Index. Finally, both individual and institutional investor demand is expected to continue to expand. We intend to maintain the Portfolio's emphasis on mixed office/industrial and hotel REITs, which we believe have good upside potential, and remain underweighted in the retail sector.






* The NAREIT Equity Total Return Index is a market-weighted total return of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System.

Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------

                          INVESTMENTS AT JUNE 30, 1997
                                   (Unaudited)


                                                                              SHARES            VALUE
                                                                            ----------        ----------

COMMON STOCKS                                                  98.8%
REAL ESTATE INVESTMENT TRUSTS                                  98.5%
COMMERCIAL                                                     42.7%
Office/Industrial                                              42.7%
     Arden Realty Group, Inc.                                                  15,500         $   403,000
     Boston Properties, Inc.                                                    1,000              27,500
     CenterPoint Properties Corp.                                              13,400             425,450
     Crescent Real Estate Equities Co.                                         25,000             793,750
     First Industrial Realty Trust, Inc.                                       18,500             541,125
     Great Lakes REIT, Inc.                                                    20,000             328,750
     Highwoods Properties, Inc.                                                18,900             604,800
     Reckson Associates Realty Corp.                                           21,000             483,000
     TriNet Corporate Realty Trust, Inc.                                       15,100             499,244
     Weeks Corp.                                                               16,300             509,375
                                                                                              ------------
                                                                                                4,615,994
                                                                                              ------------

DIVERSIFIED                                                     0.9%
     Colonial Properties Trust                                                  3,300              96,938
                                                                                              ------------

HEALTH CARE                                                     4.5%
     Nationwide Health Properties, Inc.                                        22,200             488,400
                                                                                              ------------

HOTELS                                                         17.3%
     Patriot American Hospitality, Inc.                                        29,300             747,150
     Starwood Lodging Trust                                                    18,500             789,719
     Sunstone Hotel Investors, Inc.                                            22,600             327,700
                                                                                              ------------
                                                                                                1,864,569
                                                                                              ------------
RESIDENTIAL                                                    15.3%
Apartments                                                     15.3%
     Bay Apartment Communities, Inc.                                           12,700             469,900
     Equity Residential Properties Trust                                       13,700             650,750
     Essex Property Trust, Inc.                                                16,500             530,062
                                                                                              ------------
                                                                                                1,650,712
                                                                                              ------------

RETAIL                                                         17.8%
Community/Neighborhood                                          8.1%
     Developers Diversified Realty Corp.                                       12,000             480,000
     Vornado Realty Trust                                                       5,500             396,688
                                                                                              ------------
                                                                                                  876,688
                                                                                              ------------
Factory Outlet                                                  2.0%
     Chelsea G.C.A. Realty, Inc.                                                5,700             216,600
                                                                                              ------------
Regional Malls                                                  7.7%
     The Macerich Company                                                      14,800             410,700
     Urban Shopping Centers, Inc.                                              13,300             423,937
                                                                                              ------------
                                                                                                  834,637
                                                                                              ------------
TOTAL RETAIL                                                                                    1,927,925
                                                                                              ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS
     (Identified cost $10,130,723)                                                             10,644,538
                                                                                              ------------



                        See Notes to Financial Statements

Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------

                    INVESTMENTS AT JUNE 30, 1997 (Continued)


                                                                            SHARES             VALUE
                                                                          ----------        ------------

REAL ESTATE OPERATING COMPANIES                                 0.3%
Office/Industrial                                               0.3%
     Crescent Operating, Inc. (b)                                               2,500         $    30,000
                                                                                              ------------

TOTAL REAL ESTATE OPERATING COMPANIES
     (Identified cost $43,125)
                                                                                                   30,000
                                                                                              ------------

TOTAL COMMON STOCKS
     (Identified cost $10,173,848)
                                                                                               10,674,538
                                                                                              ------------

TOTAL INVESTMENTS                                              98.8%
     (Identified cost $10,173,848)
                                                                                               10,674,538 (a)
     Cash and receivables, less liabilities                     1.2%
                                                                                                  131,133
                                                                                              ------------
NET ASSETS                                                    100.0%                          $10,805,671
                                                                                              ============





(a) Federal income tax information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $558,279 and gross depreciation of $57,589 for federal income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $10,173,848.

(b)  Non-income producing


                        See Notes to Financial Statements

Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)



Assets
Investment securities at value (Identified cost $10,173,848)                   $10,674,538
Cash                                                                                72,761
Receivables
    Investment securities sold                                                      98,297
    Dividends                                                                       86,083
    Receivable from adviser                                                         17,417
Prepaid expenses                                                                    53,475
                                                                               ------------
       Total assets                                                             11,002,571
                                                                               ------------

Liabilities
Payables
    Investment securities purchased                                                171,128
    Financial agent fee                                                              6,740
    Transfer agent fee                                                               3,393
    Administration fee                                                               2,415
    Trustees' fee                                                                    1,296
    Distribution fee                                                                    21
Accrued expenses                                                                    11,907
                                                                               ------------
       Total liabilities                                                           196,900
                                                                               ------------
Net Assets                                                                     $10,805,671
                                                                               ============

Net Assets Consist of:
Capital paid in on shares of beneficial interest                               $10,155,743
Undistributed net investment income                                                141,231
Accumulated net realized gain                                                        8,007
Net unrealized appreciation                                                        500,690
                                                                               ------------
Net Assets                                                                     $10,805,671
                                                                               ============

Class X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,699,142)                               1,005,559

Net asset value and offering price per share                                        $10.64


Class Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $106,529)                                     10,015

Net asset value and offering price per share                                        $10.64



                        See Notes to Financial Statements

Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------


                             STATEMENT OF OPERATIONS
                           FROM INCEPTION MAY 1, 1997
                                TO JUNE 30, 1997
                                   (Unaudited)



Investment Income
Dividends                                                                         $146,882
Interest                                                                             8,952
                                                                               ------------
     Total investment income                                                       155,834
                                                                               ------------

Expenses
Investment advisory fee                                                              8,090
Distribution fee - Class Y                                                              41
Financial agent fee                                                                 13,704
Administration fee                                                                   2,415
Registration                                                                        10,660
Transfer agent                                                                       7,417
Professional                                                                         4,592
Printing                                                                             4,106
Custodian                                                                            1,989
Trustees                                                                             1,296
Miscellaneous                                                                          819
                                                                               ------------
      Total expenses                                                                55,129
      Less expenses borne by investment adviser                                   (40,526)
                                                                               ------------
      Net expenses                                                                  14,603
                                                                               ------------
Net investment income                                                              141,231
                                                                               ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                                      8,007
Net change in unrealized appreciation (depreciation) on
  investments                                                                      500,690
                                                                               ------------
Net gain on investments                                                            508,697
                                                                               ------------
Net increase in net assets resulting from operations                              $649,928
                                                                               ============



                        See Notes to Financial Statements

Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------


                       STATEMENT OF CHANGES IN NET ASSETS




                                                                           From Inception
                                                                           May 1, 1997 to
                                                                            June 30, 1997
                                                                             (Unaudited)
                                                                           ----------------

From Operations
    Net investment income                                                      $   141,231
    Net realized gain                                                                8,007
    Net change in unrealized appreciation (depreciation)                           500,690
                                                                               ------------
    Increase in net assets resulting from operations                               649,928
                                                                               ------------

From Distributions to Shareholders
    Net investment income - Class X                                                      -
    Net investment income - Class Y                                                      -
                                                                               ------------
    Decrease in net assets from distributions
      to shareholders                                                                    -
                                                                               ------------

From Share Transactions
Class X
    Proceeds from sales of shares (1,005,559 shares)                            10,055,594
    Net asset value of shares issued from reinvestment of
      distributions (0 shares)                                                           -
    Cost of shares repurchased (0 shares)                                                -
                                                                               ------------
Total                                                                           10,055,594
                                                                               ------------

Class Y
    Proceeds from sales of shares (10,015 shares)                                  100,149
    Net asset value of shares issued from reinvestment of
      distributions (0 shares)                                                           -
    Cost of shares repurchased (0 shares)                                                -
                                                                               ------------
Total                                                                              100,149
                                                                               ------------

    Increase in net assets from share transactions                              10,155,743
                                                                               ------------

    Net increase in net assets                                                  10,805,671

Net Assets
    Beginning of period                                                                  0
                                                                               ------------

    End of period (including undistributed net investment
      income of $141,231)                                                      $10,805,671
                                                                               ============



                        See Notes to Financial Statements

Real Estate Equity Securities Portfolio
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)



                                                               Class X                            Class Y
                                                            --------------                     --------------
                                                            From Inception                     From Inception
                                                              5/1/97 to                          5/1/97 to
                                                               6/30/97                            6/30/97
                                                             (Unaudited)                        (Unaudited)
                                                             -----------                        -----------

Net asset value, beginning of period                              $10.00                             $10.00
Income from investment operations
     Net investment income                                          0.14 (1)                           0.14 (1)
     Net realized and unrealized gain                               0.50                               0.50
                                                             ------------                       ------------
          Total from investment operations                          0.64                               0.64
                                                             ------------                       ------------

Less distributions
     Dividends from net investment income                              -                                  -
     Dividends from net realized gains                                 -                                  -
                                                             ------------                       ------------
          Total distributions                                          -                                  -
                                                             ------------                       ------------

Change in net asset value                                           0.64                               0.64
                                                             ------------                       ------------
Net asset value, end of period                                    $10.64                             $10.64
                                                             ============                       ============

Total return                                                       6.40% (3)                          6.40% (3)

Ratios/supplemental data:
Net assets, end of period (thousands)                            $10,699                               $107
Ratio to average net assets of:
     Operating expenses                                            0.90% (2)                          1.15% (2)
     Net investment income                                         8.73% (2)                          8.26% (2)
Portfolio turnover                                                    2% (3)                             2% (3)
Average commission rate paid                                     $0.0500 (4)                        $0.0500 (4)




(1) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.04, respectively, computed using average shares outstanding.

(2)  Annualized

(3)  Not annualized

(4) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.



                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE EQUITY SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)


1.     SIGNIFICANT ACCOUNTING POLICIES

         Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Seven Portfolios are presently offered for sale: Balanced Portfolio, Managed Bond Portfolio, Growth Stock Portfolio, Money Market Portfolio, U.S. Government Securities Portfolio, Enhanced Reserves Portfolio and Real Estate Equity Securities Portfolio. This report only covers the Real Estate Equity Securities Portfolio (the "Portfolio"). The Portfolio's investment objective is capital appreciation and income with approximately equal emphasis through investing, under normal circumstances, primarily in marketable securities of publicly-traded real estate investment trusts (REITS) and companies that invest in, operate, develop and/or manage real estate located in the United States.

         The Portfolio offers both Class X and Class Y shares. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Portfolio are borne pro rata by the holders of both classes of shares, except that Class X bears no distribution expenses.

         The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A.     Security valuation:

         Equity securities are valued at the last sale price, or if there has been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.

B.     Security transactions and related income:

         Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Portfolio does not amortize premiums but does amortize discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

C.     Income taxes:

         The Portfolio is treated as a separate taxable entity. It is the policy of the Portfolio to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D.     Distributions to shareholders:

         Distributions are recorded by the Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, non-deductible expenses, foreign currency gain/loss, partnerships and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE EQUITY SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited) (Continued)


E.     Expenses:

         Expenses incurred by the Fund with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

F.     Repurchase agreements:

         A repurchase agreement is a transaction where a Portfolio acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Portfolio, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Portfolio in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2.     INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

         As compensation for its services to the Portfolio, the Adviser, Phoenix Realty Securities, Inc., an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based on an annual rate of 0.50% of the average daily net assets of the Portfolio. The Adviser has agreed to reimburse the Portfolio to the extent that total expenses exceed 0.90% and 1.15% of the average daily net assets of Class A and Class B, respectively.

         Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of PHL, serves as the national distributor of the Fund's shares. The Portfolio pays PEPCO a distribution fee of an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

         As Financial Agent to the Portfolio, PEPCO receives a fee for bookkeeping and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets from $100 million through $300 million, 0.03% of average daily net assets from $300 million through $500 million and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply.

         Duff & Phelps Investment Management Co. ("DPM") serves as administrator for the Portfolio, and as such, facilitates and provides administrative services. DPM is a subsidiary of Phoenix Duff & Phelps Corporation, which is an indirect less than wholly-owned subsidiary of PHL. As compensation, under an Administration Agreement, DPM receives a fee at the annual rate of 0.15% of the average daily net assets of the Portfolio.

         PEPCO serves as the Portfolio's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended June 30, 1997, transfer agent fees were $7,417 which were all paid to State Street.

         As of June 30, 1997, PHL owned 490,000 Class X shares with a value of $5,213,600 and 10,000 Class Y shares with a value of $106,400. The PHL Employee Defined Benefit Pension Plan owned 515,545 Class X shares with a value of $5,485,394.


3.     PURCHASE AND SALE OF SECURITIES

         Purchases and sales of securities during the period ended June 30, 1997, were $10,353,760 and $187,919, respectively. There were no purchases or sales of U.S. Government and agency securities.

PHOENIX DUFF & PHELPS INSTITUTIONAL REAL ESTATE EQUITY SECURITIES PORTFOLIO 101 Munson Street
Greenfield, Massachusetts  01301

Trustees                                    Investment Adviser
C. Duane Blinn                              Phoenix Realty Securities, Inc.
Robert Chesek                               38 Prospect Street
E. Virgil Conway                            Hartford, Connecticut  06115-0479
William W. Crawford
Harry Dalzell-Payne                         Principal Underwriter
William N. Georgeson                        Phoenix Equity Planning Corporation
Francis E. Jeffries                         100 Bright Meadow Boulevard
Leroy Keith, Jr.                            P. O. Box 2200
Philip R. McLoughlin                        Enfield, Connecticut  06083-2200
Eileen A. Moran
Everett L. Morris                           Custodian
James M. Oates                              State Street Bank and Trust Company
Richard A. Pavia                            P. O. Box 351
Calvin J. Pedersen                          Boston, Massachusetts  02101
Philip R. Reynolds
Herbert Roth, Jr.                           Transfer Agent
Richard E. Segerson                         Phoenix Equity Planning Corporation
Lowell P. Weicker, Jr.                      100 Bright Meadow Boulevard
                                            P. O. Box 2200
                                            Enfield, Connecticut  06083-2200


Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William J. Newman, Senior Vice President
James D. Wehr, Senior Vice President
Marvin E. Flewellen, Vice President
William E. Keen, III, Vice President/Assistant Secretary
Christopher J. Kelleher, Vice President
Thomas S. Melvin, Jr., Vice President
William R. Moyer, Vice President
Scott C. Noble, Vice President
C. Edwin Riley, Vice President
Barbara Rubin, Vice President
Leonard J. Saltiel, Vice President
Julie L. Sapia, Vice President
Michael Schatt, Vice President
Dorothy J. Skaret, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary





This report is not authorized for distribution to prospective investors in the Phoenix Duff & Phelps Institutional Real Estate Equity Securities Portfolio unless preceded or accompanied by an effective Prospectus which includes information concerning the Portfolio's record and other pertinent information.